UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio — Service Shares

DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

April 30, 2022
Annual Report
to Shareholders
Cash Account Trust
Service Shares
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio

Contents
4	Portfolio Management Review
DWS Government & Agency Securities Portfolio
9	Portfolio Summary
10	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
DWS Tax-Exempt Portfolio
19	Portfolio Summary
20	Investment Portfolio
31	Statement of Assets and Liabilities
33	Statement of Operations
34	Statements of Changes in Net Assets
35	Financial Highlights
36	Notes to Financial Statements
50	Report of Independent Registered Public Accounting Firm
52	Information About Each Fund’s Expenses
54	Tax Information
54	Other Information
55	Advisory Agreement Board Considerations and Fee Evaluation
63	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	Cash Account Trust — Service Shares

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
Cash Account Trust — Service Shares	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	Cash Account Trust — Service Shares

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2022. During the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of incremental rises in SOFR (the Securities Overnight Financing Rate) and Treasury bill rates. At the same time, the Fund invested in overnight agency repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.
Cash Account Trust — Service Shares	|	5

For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
6	|	Cash Account Trust — Service Shares

Fund Performance (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
7-Day Current Yield
DWS Government & Agency Securities Portfolio — Service Shares	0.01%*
DWS Tax-Exempt Portfolio — Service Shares	0.01%*
Equivalent Taxable Yield	0.02%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been –0.69% and –0.55% for DWS Government & Agency Securities Portfolio — Service Shares and DWS Tax-Exempt Portfolio — Service Shares respectively, had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
Cash Account Trust — Service Shares	|	7

A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.
8	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Repurchase Agreements	53%	21%
Government & Agency Obligations	47%	79%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Government & Agency Securities Portfolio	23 days	39 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	26 days	35 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
Cash Account Trust — Service Shares	|	9

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Government & Agency Obligations 45.2%
U.S. Government Sponsored Agencies 15.7%
Federal Farm Credit Bank, SOFR + 0.07%, 0.35% (a), 8/11/2022	20,000,000	20,000,283
Federal Home Loan Banks:
SOFR + 0.005%, 0.285% (a), 8/22/2022	16,000,000	16,000,000
SOFR + 0.01%, 0.29% (a), 7/19/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.29% (a), 8/1/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 8/15/2022	16,750,000	16,750,000
SOFR + 0.01%, 0.29% (a), 9/8/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 9/30/2022	24,000,000	24,000,000
SOFR + 0.01%, 0.29% (a), 10/7/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 11/4/2022	20,000,000	20,000,000
SOFR + 0.03%, 0.31% (a), 1/13/2023	28,000,000	28,000,000
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	36,000,000	36,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	37,500,000	37,500,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.005%, 0.285% (a), 8/4/2022	50,000,000	50,000,000
SOFR + 0.095%, 0.375% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.19%, 0.47% (a), 6/2/2022	10,000,000	10,000,000
		476,250,283
U.S. Treasury Obligations 29.5%
U.S. Treasury Bills:
0.081% (b), 8/11/2022	25,000,000	24,994,333
0.107% (b), 6/9/2022	75,000,000	74,991,469
0.137% (b), 5/5/2022	60,000,000	59,998,046
0.167% (b), 5/5/2022	230,000,000	229,996,838
0.19% (b), 5/10/2022	45,000,000	44,997,694
0.223% (b), 7/7/2022	15,000,000	14,993,858
0.243% (b), 12/1/2022	50,000,000	49,928,667
0.605% (b), 9/1/2022	38,350,000	38,272,671
0.616% (b), 9/1/2022	38,350,000	38,269,963
0.835% (b), 9/15/2022	23,500,000	23,427,158
0.836% (b), 9/15/2022	47,000,000	46,854,226
0.837% (b), 9/15/2022	23,500,000	23,424,882
1.194% (b), 2/23/2023	12,500,000	12,379,550
1.197% (b), 2/23/2023	12,500,000	12,378,428
The accompanying notes are an integral part of the financial statements.
10	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 0.877% (a), 1/31/2024	40,000,000	40,047,398
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.941% (a), 1/31/2023	90,000,000	90,079,280
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.947% (a), 7/31/2022	70,000,000	70,006,100
		895,040,561
Total Government & Agency Obligations (Cost $1,371,290,844)		1,371,290,844
Repurchase Agreements 51.2%
Barclays Bank PLC, 0.3%, dated 4/29/2022, to be repurchased at $101,502,538 on 5/2/2022 (c)	101,500,000	101,500,000
BNP Paribas, 0.27%, dated 4/29/2022, to be repurchased at $395,108,890 on 5/2/2022 (d)	395,100,000	395,100,000
Citigroup Global Markets, Inc., 0.3%, dated 4/29/2022, to be repurchased at $319,307,983 on 5/2/2022 (e)	319,300,000	319,300,000
Fixed Income Clearing Corp., 0.25%, dated 4/29/2022, to be repurchased at $590,012,292 on 5/2/2022 (f)	590,000,000	590,000,000
HSBC Securities, Inc., 0.3%, dated 4/29/2022, to be repurchased at $100,002,500 on 5/2/2022 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.3%, dated 4/29/2022, to be repurchased at $50,001,250 on 5/2/2022 (h)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,555,900,000)		1,555,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,927,190,844)	96.4	2,927,190,844
Other Assets and Liabilities, Net	3.6	109,435,177
Net Assets	100.0	3,036,626,021
(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,182,200	U.S. Treasury Bills	Zero Coupon	8/4/2022	43,076,231
65,012,500	U.S. Treasury Bonds	1.75	11/15/2029	60,453,857
Total Collateral Value				103,530,088
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	11

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
185,105,500	U.S. Treasury Bonds	2.25	5/15/2041	163,380,690
195,398,400	U.S. Treasury Inflation-Indexed Bonds	0.125–0.375	7/15/2025–7/15/2031	239,621,379
Total Collateral Value				403,002,069
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
370,401,800	U.S. Treasury Notes	1.25–1.625	5/15/2031–8/15/2031	322,781,906
2,676,800	U.S. Treasury Inflation-Indexed Bonds	0.125	7/15/2031	2,903,992
100	U.S. Treasury Bonds	5.375	2/15/2031	121
Total Collateral Value				325,686,019
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
666,839,400	U.S. Treasury Bonds	2.375	5/15/2051	601,800,073
(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
136,076,614	U.S. Treasury STRIPS	Zero Coupon	5/15/2022–11/15/2051	102,000,000
(h)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
836,317	Federal Home Loan Mortgage Corp.	5.0–8.0	10/1/2025–10/1/2031	895,827
52,157,328	Federal National Mortgage Association	3.0–3.5	9/1/2029–5/1/2052	50,104,173
Total Collateral Value				51,000,000
SOFR: Secured Overnight Financing Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.
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Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,371,290,844	$—	$1,371,290,844
Repurchase Agreements	—	1,555,900,000	—	1,555,900,000
Total	$ —	$2,927,190,844	$ —	$2,927,190,844
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
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Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSGovernment & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 1,371,290,844
Repurchase agreements, valued at amortized cost	1,555,900,000
Cash	11,350
Receivable for investments sold	125,000,000
Receivable for Fund shares sold	48,845
Interest receivable	646,246
Other assets	70,571
Total assets	3,052,967,856
Liabilities
Payable for investments purchased	15,037,087
Payable for Fund shares redeemed	389,485
Distributions payable	510,582
Accrued Trustees' fees	21,712
Other accrued expenses and payables	382,969
Total liabilities	16,341,835
Net assets, at value	$ 3,036,626,021
Net Assets Consist of
Distributable earnings (loss)	99,597
Paid-in capital	3,036,526,424
Net assets, at value	$ 3,036,626,021
The accompanying notes are an integral part of the financial statements.
14	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSGovernment & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($169,492,908 ÷ 169,496,856 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,796,460,991 ÷ 2,796,526,005 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($58,510,369 ÷ 58,511,729 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($12,161,753 ÷ 12,162,036 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	15

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSGovernment & Agency Securities Portfolio
Income:
Interest	$ 2,703,919
Expenses:
Management fee	2,212,041
Administration fee	2,588,616
Services to shareholders	417,453
Distribution and service fees	195,155
Custodian fee	27,939
Professional fees	82,863
Reports to shareholders	51,927
Registration fees	81,666
Trustees' fees and expenses	82,597
Other	163,299
Total expenses before expense reductions	5,903,556
Expense reductions	(4,270,255)
Total expenses after expense reductions	1,633,301
Net investment income	1,070,618
Net realized gain (loss) from investments	(34,468)
Net increase (decrease) in net assets resulting from operations	$ 1,036,150
The accompanying notes are an integral part of the financial statements.
16	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 1,070,618	$ 851,778
Net realized gain (loss)	(34,468)	22,094
Net increase (decrease) in net assets resulting from operations	1,036,150	873,872
Distributions to shareholders:
DWS Government & Agency Money Fund	(49,037)	(26,120)
DWS Government Cash Institutional Shares	(1,012,121)	(812,673)
Government Cash Managed Shares	(6,560)	(11,037)
Service Shares	(1,820)	(1,948)
Total distributions	(1,069,538)	(851,778)
Fund share transactions:
Proceeds from shares sold	111,230,741,113	96,948,215,837
Reinvestment of distributions	182,364	169,042
Payments for shares redeemed	(110,890,681,049)	(97,221,845,129)
Net increase (decrease) in net assets from Fund share transactions	340,242,428	(273,460,250)
Increase (decrease) in net assets	340,209,040	(273,438,156)
Net assets at beginning of period	2,696,416,981	2,969,855,137
Net assets at end of period	$ 3,036,626,021	$ 2,696,416,981

The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	17

Financial Highlights
DWS Government & Agency Securities Portfolio — Service Shares
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000	.000 *	.009	.012	.002
Net realized gain (loss)	(.000)	.000 *	(.000) *	(.000) *	.000 *
Total from investment operations	.000 *	.000 *	.009	.012	.002
Less distributions from:
Net investment income	(.000) *	(.000) *	(.009)	(.012)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.01	.90	1.21	.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	22	28	16	46
Ratio of expenses before expense reductions (%)	1.05	1.05	1.05	1.05	1.03
Ratio of expenses after expense reductions (%)	.07	.12	.90	.98	.98
Ratio of net investment income (%)	.01	.01	.94	1.09	.22
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
18	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	13%	10%
Variable Rate Demand Preferred Shares	10%	11%
Floating-Rate Notes	1%	5%
Bonds and Notes	—	2%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	9 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	16 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 20. A quarterly Fact Sheet is available on dws.com or upon request.
Cash Account Trust — Service Shares	|	19

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.46% (a), 5/6/2022	125,000	125,000
Arizona 0.2%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 0.32% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	410,000	410,000
California 21.3%
California, East Bay Muncipal Utility District:
Series A-2, TECP, 0.5%, 5/10/2022	4,000,000	4,000,000
Series A-1, TECP, 0.57%, 6/2/2022	4,500,000	4,500,000
California, General Obligation, Series A-1, TECP, 0.5%, 5/11/2022	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.53% (a), 5/6/2022, LIQ: Societe Generale	8,300,000	8,300,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.55% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	8,300,000	8,300,000
California, State Deparment of Water Researve Revenue, TECP, 0.7%, 5/25/2022	2,150,000	2,150,000
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.69% (a), 5/5/2022, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 0.39% (a), 5/6/2022, LOC: Wells Fargo Bank NA	100,000	100,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.45% (a), 5/6/2022, LOC: Bank of America NA	650,000	650,000
		37,665,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.45% (a), 5/6/2022, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,135,000	1,135,000
The accompanying notes are an integral part of the financial statements.
20	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Delaware 0.7%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,195,000	1,195,000
Florida 2.0%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.44% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.44% (a), 5/6/2022, LOC: TD Bank NA	215,000	215,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.41% (a), 5/6/2022, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.49% (a), 5/6/2022, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.52% (a), 5/6/2022, LOC: Wells Fargo Bank NA	120,000	120,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.44% (a), 5/6/2022, LOC: Freddie Mac	525,000	525,000
		3,470,000
Georgia 4.2%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.5% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 8.8%
Brookfield, IL, Zoo Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, OSF Healthcare System, Series C, 0.33% (a), 5/2/2022, LOC: PNC Bank NA	450,000	450,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 0.44% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	570,000	570,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.4% (a), 5/6/2022, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.46% (a), 5/6/2022, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.5% (a), 5/6/2022, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	2,605,000	2,605,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	1,905,000	1,905,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 0.33% (a), 5/2/2022, LOC: Wells Fargo Bank NA	275,000	275,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.47% (a), 5/6/2022, LOC: Freddie Mac	830,000	830,000
		15,585,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.38% (a), 5/6/2022, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	1,090,000	1,090,000
		1,695,000
Iowa 6.4%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	550,000	550,000
Iowa, Single-Family Finance Authority, Series B, 0.44% (a), 5/6/2022	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.49% (a), 5/6/2022	1,400,000	1,400,000
The accompanying notes are an integral part of the financial statements.
22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.5% (a), 5/6/2022	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	3,625,000	3,625,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	1,400,000	1,400,000
		11,380,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.57% (a), 5/6/2022, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.1%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.48% (a), 5/6/2022, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,720,000	1,720,000
Massachusetts 2.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 0.42% (a), 5/6/2022, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.44% (a), 5/6/2022, SPA: JPMorgan Chase Bank NA	990,000	990,000
Series A-2, 0.44% (a), 5/6/2022, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)
Series A-3, 0.44% (a), 5/6/2022, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.48% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		3,810,000
Michigan 0.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	175,000	175,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.37% (a), 5/6/2022	400,000	400,000
Michigan, State University Revenues, Series 2000-A, 0.47% (a), 5/6/2022, SPA: Northern Trust Company	1,000,000	1,000,000
		1,575,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.47% (a), 5/6/2022, GTY: Chevron Corp.	50,000	50,000
Missouri 3.1%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 0.32% (a), 5/2/2022, LOC: Barclays Bank PLC	950,000	950,000
Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	325,000	325,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.52% (a), 5/6/2022, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.44% (a), 5/6/2022, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.62% (a), 5/6/2022, LOC: Bank of America NA	340,000	340,000
		5,430,000
Nebraska 1.2%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.49% (a), 5/6/2022	2,200,000	2,200,000
The accompanying notes are an integral part of the financial statements.
24	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.45% (a), 5/6/2022, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.43% (a), 5/6/2022, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.44% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.3% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	150,000	150,000
		550,000
New Mexico 0.6%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.44% (a), 5/6/2022, LOC: Freddie Mac	1,050,000	1,050,000
New York 8.7%
New York, General Obligation, Series D, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	300,000	300,000
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	2,940,000	2,940,000
Series G-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	725,000	725,000
Series G-1, 0.41% (a), 5/6/2022, LOC: TD Bank NA	1,650,000	1,650,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.32% (a), 5/2/2022, LOC: TD Bank NA	350,000	350,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.4% (a), 5/6/2022, LOC: Fannie Mae	380,000	380,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.45% (a), 5/6/2022, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1-REMK 01/1, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	1,000,000	1,000,000
Series B-4C, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	600,000	600,000
Series A, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series E-5, 0.32% (a), 5/2/2022, LOC: TD Bank NA	250,000	250,000
Series A-3, 0.33% (a), 5/2/2022, LOC: Mizuho Bank Ltd.	3,100,000	3,100,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	25

	Principal Amount ($)	Value ($)
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.43% (a), 5/6/2022, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.36% (a), 5/2/2022, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.43% (a), 5/6/2022, SPA: U.S. Bank NA	170,000	170,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 0.36% (a), 5/2/2022, LIQ: State Street B&t Co.	750,000	750,000
		15,345,000
Ohio 4.0%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	6,800,000	6,800,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.42% (a), 5/6/2022, LOC: Northern Trust Company	280,000	280,000
		7,080,000
Oklahoma 2.1%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.57% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.7%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 0.32% (a), 5/2/2022, LOC: TD Bank NA	200,000	200,000
Series A, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	2,725,000	2,725,000
		2,925,000
Pennsylvania 3.3%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	175,000	175,000
The accompanying notes are an integral part of the financial statements.
26	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	715,000	715,000
		5,880,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.46% (a), 5/6/2022, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.5%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	700,000	700,000
Texas 9.5%
Austin, TX, Water & Wastewater Systems Revenue, 0.46% (a), 5/6/2022, LOC: Barclays Bank PLC	1,130,000	1,130,000
Garland,TX, General Obligation, TECP, 0.76%, 5/31/2022	1,500,000	1,500,000
Harris County, TX, General Obligation:
Series C, TECP, 0.5%, 5/10/2022	870,000	870,000
Series B, TECP, 0.53%, 5/18/2022	5,636,000	5,636,000
Series C, TECP, 0.55%, 5/10/2022	800,000	800,000
Harris County, TX, Hospital District Revenue, 0.46% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	535,000	535,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	290,000	290,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 0.4% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,455,000	1,455,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	27

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.32% (a), 5/2/2022, LOC: TD Bank NA	295,000	295,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.49% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		16,871,000
Vermont 1.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, 0.45% (a), 5/6/2022, LOC: TD Bank NA	1,200,000	1,200,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.36% (a), 5/2/2022, LOC: TD Bank NA	645,000	645,000
		1,845,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.35% (a), 5/2/2022, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.9%
Washington, State Housing Finance Commission, Combridge Apartments, 0.37% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	750,000	750,000
Washington, State Housing Finance Commission, The Evergreen School, 0.48% (a), 5/6/2022, LOC: Wells Fargo Bank NA	850,000	850,000
		1,600,000
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	4,000,000	4,000,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	270,000	270,000
		4,545,000
The accompanying notes are an integral part of the financial statements.
28	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.46% (a), 5/6/2022, LIQ: Freddie Mac	2,460,000	2,460,000
“A” , Series M031, 144A, 0.47% (a), 5/6/2022, LIQ: Freddie Mac	2,780,000	2,780,000
“A” , Series M-055, 144A, MUNIPSA + 0.210%, 0.65% (b), 12/15/2028	2,015,000	2,015,000
		7,255,000
Total Municipal Investments (Cost $176,096,000)		176,096,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,096,000)	99.7	176,096,000
Other Assets and Liabilities, Net	0.3	492,956
Net Assets	100.0	176,588,956
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	29

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$176,096,000	$—	$176,096,000
Total	$ —	$176,096,000	$ —	$176,096,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
30	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 176,096,000
Cash	32,055
Receivable for investments sold	305,000
Receivable for Fund shares sold	138,024
Interest receivable	90,883
Other assets	60,194
Total assets	176,722,156
Liabilities
Payable for Fund shares redeemed	29,205
Distributions payable	2,634
Accrued Trustees' fees	2,249
Other accrued expenses and payables	99,112
Total liabilities	133,200
Net assets, at value	$ 176,588,956
Net Assets Consist of
Distributable earnings (loss)	(5,882)
Paid-in capital	176,594,838
Net assets, at value	$ 176,588,956
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	31

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($17,730,666 ÷ 17,710,213 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($93,154,510 ÷ 93,047,152 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($37,145,918 ÷ 37,103,126 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($5,319,291 ÷ 5,313,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,178,901 ÷ 13,163,696 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($10,059,670 ÷ 10,048,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
32	|	Cash Account Trust — Service Shares

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 282,880
Expenses:
Management fee	164,846
Administration fee	192,865
Services to shareholders	116,921
Distribution and service fees	103,616
Custodian fee	4,116
Professional fees	56,411
Reports to shareholders	41,003
Registration fees	126,593
Trustees' fees and expenses	8,536
Other	45,218
Total expenses before expense reductions	860,125
Expense reductions	(645,301)
Total expenses after expense reductions	214,824
Net investment income	68,056
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 68,058
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	33

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 68,056	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	68,058	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(8,324)	(19,453)
DWS Tax-Exempt Money Fund	(40,229)	(35,797)
DWS Tax-Free Money Fund Class S	(13,865)	(11,107)
Service Shares	(621)	(520)
Tax-Exempt Cash Managed Shares	(3,981)	(3,121)
Tax-Free Investment Class	(1,003)	(914)
Total distributions	(68,023)	(70,912)
Fund share transactions:
Proceeds from shares sold	122,957,210	253,602,023
Reinvestment of distributions	60,442	65,255
Payments for shares redeemed	(168,013,377)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(44,995,725)	(20,084,899)
Increase (decrease) in net assets	(44,995,690)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$ 176,588,956	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
34	|	Cash Account Trust — Service Shares

Financial Highlights
DWS Tax-Exempt Portfolio — Service Shares
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.005	.005	.001
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.005	.005	.001
Less distributions from:
Net investment income	(.000) *	(.000) *	(.005)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.01	.45	.50	.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	3	14	42
Ratio of expenses before expense reductions (%)	1.18	1.17	1.17	1.18	1.15
Ratio of expenses after expense reductions (%)	.15	.18	1.03	1.05	1.00
Ratio of net investment income (%)	.01	.01	.40	.43	.07
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	35

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund”  and together, the “Funds” ). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.
Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.
Security Valuation. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels.
36	|	Cash Account Trust — Service Shares

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.
As of April 30, 2022, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,555,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.
Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are
Cash Account Trust — Service Shares	|	37

applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2022, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $106,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2022, DWS Tax-Exempt Portfolio had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Funds have reviewed the tax positions for the open tax years as of April 30, 2022 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.
At April 30, 2022, the Funds' components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$ 716,185
Capital loss carryforwards	$ (106,000)
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 2,389
Capital loss carryforwards	$ (6,000)
At April 30, 2022, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,927,190,844.
At April 30, 2022, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $176,096,000.
38	|	Cash Account Trust — Service Shares

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2022	2021
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$1,069,538	$851,778
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 68,023	$ 70,912
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.
The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax- Exempt Portfolio, respectively, based on their relative net assets,
Cash Account Trust — Service Shares	|	39

computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$ 356,897
DWS Government Cash Institutional Shares	3,562,785
Government Cash Managed Shares	171,699
Service Shares	178,874
$ 4,270,255

40	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$ 46,949
DWS Tax-Exempt Money Fund	270,932
DWS Tax-Free Money Fund Class S	117,990
Service Shares	64,546
Tax-Exempt Cash Managed Shares	85,243
Tax-Free Investment Class	59,641
$ 645,301
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee for each fund was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Government & Agency Securities Portfolio	$2,588,616	$248,545
DWS Tax-Exempt Portfolio	$ 192,865	$ 14,339
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2022, the amounts charged to the Funds by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Government & Agency Money Fund	$ 58,957	$ 9,686
DWS Government Cash Institutional Shares	211,448	38,783
Government Cash Managed Shares	17,471	4,648
Service Shares	45,795	2,051
	$ 333,671	$ 55,168

Cash Account Trust — Service Shares	|	41

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Cash Premier Shares	$ 1,377	$ 430
DWS Tax-Exempt Money Fund	34,419	5,651
DWS Tax-Free Money Fund Class S	30,321	4,983
Service Shares	15,542	1,241
Tax-Exempt Cash Managed Shares	1,483	491
Tax-Free Investment Class	7,875	1,412
	$ 91,017	$ 14,208
In addition, for the year ended April 30, 2022, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$ 59,462

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$ 1,739
DWS Tax-Free Money Fund Class S	1,954
$ 3,693
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 109,206	$ 4,325.60%		.60%
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 37,292	$ 3,079.60%		.60%
Tax-Free Investment Class	25,225	2,112.25%		.25%
	$ 62,517	$ 5,191
42	|	Cash Account Trust — Service Shares

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2022, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Government Cash Managed Shares	$ 85,949	$ 5,899.15%		.15%
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 34,036	$ 1,883.15%		.15%
Tax-Free Investment Class	7,063	591.07%		.07%
	$ 41,099	$ 2,474
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the year ended April 30, 2022, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders”  were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Government & Agency Securities Portfolio	$1,150	$270
DWS Tax-Exempt Portfolio	$1,310	$230
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2022, the DWS Tax-Exempt Portfolio engaged in securities purchases of $141,990,000 and securities sales of $147,935,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of
Cash Account Trust — Service Shares	|	43

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2022.
D.	Fund Share Transactions
The following tables summarize share and dollar activity in the Funds:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	110,222,907	$ 110,222,907	179,306,040	$ 179,306,040
DWS Government Cash Institutional Shares	110,769,294,966	110,769,294,966	96,120,254,318	96,120,254,318
Government Cash Managed Shares	278,659,889	278,659,889	576,283,319	576,283,319
Service Shares	72,556,076	72,556,076	72,364,072	72,364,072
Account maintenance fees	—	7,275	—	8,088
		$ 111,230,741,113		$ 96,948,215,837
44	|	Cash Account Trust — Service Shares

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	49,274	$ 49,274	26,120	$ 26,120
DWS Government Cash Institutional Shares	127,177	127,177	136,358	136,358
Government Cash Managed Shares	4,121	4,121	4,616	4,616
Service Shares	1,792	1,792	1,948	1,948
		$ 182,364		$ 169,042
Shares redeemed
DWS Government & Agency Money Fund	(158,773,516)	$ (158,773,516)	(203,193,785)	$ (203,193,785)
DWS Government Cash Institutional Shares	(110,368,483,705)	(110,368,483,705)	(96,288,042,740)	(96,288,042,740)
Government Cash Managed Shares	(280,598,888)	(280,598,888)	(653,112,831)	(653,112,831)
Service Shares	(82,824,940)	(82,824,940)	(77,495,773)	(77,495,773)
		$ (110,890,681,049)		$ (97,221,845,129)
Cash Account Trust — Service Shares	|	45

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	(48,501,335)	$ (48,501,335)	(23,861,625)	$ (23,861,625)
DWS Government Cash Institutional Shares	400,938,438	400,938,438	(167,652,064)	(167,652,064)
Government Cash Managed Shares	(1,934,878)	(1,934,878)	(76,824,896)	(76,824,896)
Service Shares	(10,267,072)	(10,267,072)	(5,129,753)	(5,129,753)
Account maintenance fees	—	7,275	—	8,088
		$ 340,242,428		$ (273,460,250)
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	23,945,561	$ 23,945,561	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	22,475,810	22,475,810	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	6,518,608	6,518,608	6,026,999	6,026,999
Service Shares	35,039,978	35,039,978	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	30,263,502	30,263,502	77,980,751	77,980,751
Tax-Free Investment Class	4,706,279	4,706,279	8,847,306	8,847,306
Account maintenance fees	—	7,472	—	8,650
		$ 122,957,210		$ 253,602,023
46	|	Cash Account Trust — Service Shares

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	5,077	$ 5,077	17,890	$ 17,890
DWS Tax-Exempt Money Fund	40,376	40,376	35,351	35,351
DWS Tax-Free Money Fund Class S	13,358	13,358	10,583	10,583
Service Shares	608	608	510	510
Tax-Exempt Cash Managed Shares	25	25	12	12
Tax-Free Investment Class	998	998	909	909
		$ 60,442		$ 65,255
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(32,700,279)	$ (32,700,279)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(38,001,733)	(38,001,733)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(9,277,435)	(9,277,435)	(14,888,349)	(14,888,349)
Service Shares	(34,705,226)	(34,705,226)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(49,151,529)	(49,151,529)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(4,177,175)	(4,177,175)	(6,298,061)	(6,298,061)
		$ (168,013,377)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,749,641)	$ (8,749,641)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(15,485,547)	(15,485,547)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(2,745,469)	(2,745,469)	(8,850,767)	(8,850,767)
Service Shares	335,360	335,360	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(18,888,002)	(18,888,002)	323,734	323,734
Tax-Free Investment Class	530,102	530,102	2,550,154	2,550,154
Account maintenance fees	—	7,472	—	8,650
		$ (44,995,725)		$ (20,084,899)
Cash Account Trust — Service Shares	|	47

E.	Ownership of the Fund
From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2022, 42% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their
48	|	Cash Account Trust — Service Shares

investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
Cash Account Trust — Service Shares	|	49

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Cash Account Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Cash Account Trust (the “Trust” ) (comprising DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (collectively referred to as the “Funds” )), including the investment portfolios, as of April 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Cash Account Trust at April 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
50	|	Cash Account Trust — Service Shares

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
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Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses for Service Shares; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
52	|	Cash Account Trust — Service Shares

Service Shares
Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 11/1/21	$1,000.00	$1,000.00
Ending Account Value 4/30/22	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ .60	$ .99
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00	$1,000.00
Ending Account Value 4/30/22	$1,024.20	$1,023.80
Expenses Paid per $1,000*	$ .60	$ 1.00
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.12%	.20%
For more information, please refer to each Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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Tax Information	(Unaudited)
For the DWS Government & Agency Securities Portfolio, a total of 66% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.
For the DWS Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2022, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
54	|	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government & Agency Securities Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries
Cash Account Trust — Service Shares	|	55

throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
56	|	Cash Account Trust — Service Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile) and Service Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account
Cash Account Trust — Service Shares	|	57

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
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DWS Tax-Exempt Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
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As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median
60	|	Cash Account Trust — Service Shares

(1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
Cash Account Trust — Service Shares	|	61

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
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Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
Cash Account Trust — Service Shares	|	63

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
64	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
Cash Account Trust — Service Shares	|	65

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
66	|	Cash Account Trust — Service Shares

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
Cash Account Trust — Service Shares	|	67

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
68	|	Cash Account Trust — Service Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATS-2
(R-027582-11 6/22)

April 30, 2022
Annual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund

Contents

4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
30	Information About Your Fund’s Expenses
31	Tax Information
32	Other Information
33	Advisory Agreement Board Considerations and Fee Evaluation
37	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Government & Agency Money Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS Government & Agency Money Fund	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	DWS Government & Agency Money Fund

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2022. During the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of incremental rises in SOFR (the Securities Overnight Financing Rate) and Treasury bill rates. At the same time, the Fund invested in overnight agency repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.
DWS Government & Agency Money Fund	|	5

Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
Fund Performance (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Government & Agency Money Fund	0.17%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 0.10% had certain expenses not been reduced.
6	|	DWS Government & Agency Money Fund

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.
DWS Government & Agency Money Fund	|	7

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Repurchase Agreements	53%	21%
Government & Agency Obligations	47%	79%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Government & Agency Securities Portfolio	23 days	39 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	26 days	35 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.
8	|	DWS Government & Agency Money Fund

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Government & Agency Obligations 45.2%
U.S. Government Sponsored Agencies 15.7%
Federal Farm Credit Bank, SOFR + 0.07%, 0.35% (a), 8/11/2022	20,000,000	20,000,283
Federal Home Loan Banks:
SOFR + 0.005%, 0.285% (a), 8/22/2022	16,000,000	16,000,000
SOFR + 0.01%, 0.29% (a), 7/19/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.29% (a), 8/1/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 8/15/2022	16,750,000	16,750,000
SOFR + 0.01%, 0.29% (a), 9/8/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 9/30/2022	24,000,000	24,000,000
SOFR + 0.01%, 0.29% (a), 10/7/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 11/4/2022	20,000,000	20,000,000
SOFR + 0.03%, 0.31% (a), 1/13/2023	28,000,000	28,000,000
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	36,000,000	36,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	37,500,000	37,500,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.005%, 0.285% (a), 8/4/2022	50,000,000	50,000,000
SOFR + 0.095%, 0.375% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.19%, 0.47% (a), 6/2/2022	10,000,000	10,000,000
		476,250,283
U.S. Treasury Obligations 29.5%
U.S. Treasury Bills:
0.081% (b), 8/11/2022	25,000,000	24,994,333
0.107% (b), 6/9/2022	75,000,000	74,991,469
0.137% (b), 5/5/2022	60,000,000	59,998,046
0.167% (b), 5/5/2022	230,000,000	229,996,838
0.19% (b), 5/10/2022	45,000,000	44,997,694
0.223% (b), 7/7/2022	15,000,000	14,993,858
0.243% (b), 12/1/2022	50,000,000	49,928,667
0.605% (b), 9/1/2022	38,350,000	38,272,671
0.616% (b), 9/1/2022	38,350,000	38,269,963
0.835% (b), 9/15/2022	23,500,000	23,427,158
0.836% (b), 9/15/2022	47,000,000	46,854,226
0.837% (b), 9/15/2022	23,500,000	23,424,882
1.194% (b), 2/23/2023	12,500,000	12,379,550
1.197% (b), 2/23/2023	12,500,000	12,378,428
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	9

	Principal Amount ($)	Value ($)
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 0.877% (a), 1/31/2024	40,000,000	40,047,398
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.941% (a), 1/31/2023	90,000,000	90,079,280
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.947% (a), 7/31/2022	70,000,000	70,006,100
		895,040,561
Total Government & Agency Obligations (Cost $1,371,290,844)		1,371,290,844
Repurchase Agreements 51.2%
Barclays Bank PLC, 0.3%, dated 4/29/2022, to be repurchased at $101,502,538 on 5/2/2022 (c)	101,500,000	101,500,000
BNP Paribas, 0.27%, dated 4/29/2022, to be repurchased at $395,108,890 on 5/2/2022 (d)	395,100,000	395,100,000
Citigroup Global Markets, Inc., 0.3%, dated 4/29/2022, to be repurchased at $319,307,983 on 5/2/2022 (e)	319,300,000	319,300,000
Fixed Income Clearing Corp., 0.25%, dated 4/29/2022, to be repurchased at $590,012,292 on 5/2/2022 (f)	590,000,000	590,000,000
HSBC Securities, Inc., 0.3%, dated 4/29/2022, to be repurchased at $100,002,500 on 5/2/2022 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.3%, dated 4/29/2022, to be repurchased at $50,001,250 on 5/2/2022 (h)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,555,900,000)		1,555,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,927,190,844)	96.4	2,927,190,844
Other Assets and Liabilities, Net	3.6	109,435,177
Net Assets	100.0	3,036,626,021
(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,182,200	U.S. Treasury Bills	Zero Coupon	8/4/2022	43,076,231
65,012,500	U.S. Treasury Bonds	1.75	11/15/2029	60,453,857
Total Collateral Value				103,530,088
The accompanying notes are an integral part of the financial statements.
10	|	DWS Government & Agency Money Fund

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
185,105,500	U.S. Treasury Bonds	2.25	5/15/2041	163,380,690
195,398,400	U.S. Treasury Inflation-Indexed Bonds	0.125–0.375	7/15/2025–7/15/2031	239,621,379
Total Collateral Value				403,002,069
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
370,401,800	U.S. Treasury Notes	1.25–1.625	5/15/2031–8/15/2031	322,781,906
2,676,800	U.S. Treasury Inflation-Indexed Bonds	0.125	7/15/2031	2,903,992
100	U.S. Treasury Bonds	5.375	2/15/2031	121
Total Collateral Value				325,686,019
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
666,839,400	U.S. Treasury Bonds	2.375	5/15/2051	601,800,073
(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
136,076,614	U.S. Treasury STRIPS	Zero Coupon	5/15/2022–11/15/2051	102,000,000
(h)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
836,317	Federal Home Loan Mortgage Corp.	5.0–8.0	10/1/2025–10/1/2031	895,827
52,157,328	Federal National Mortgage Association	3.0–3.5	9/1/2029–5/1/2052	50,104,173
Total Collateral Value				51,000,000
SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	11

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,371,290,844	$—	$1,371,290,844
Repurchase Agreements	—	1,555,900,000	—	1,555,900,000
Total	$ —	$2,927,190,844	$ —	$2,927,190,844
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
12	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSGovernment & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 1,371,290,844
Repurchase agreements, valued at amortized cost	1,555,900,000
Cash	11,350
Receivable for investments sold	125,000,000
Receivable for Fund shares sold	48,845
Interest receivable	646,246
Other assets	70,571
Total assets	3,052,967,856
Liabilities
Payable for investments purchased	15,037,087
Payable for Fund shares redeemed	389,485
Distributions payable	510,582
Accrued Trustees' fees	21,712
Other accrued expenses and payables	382,969
Total liabilities	16,341,835
Net assets, at value	$ 3,036,626,021
Net Assets Consist of
Distributable earnings (loss)	99,597
Paid-in capital	3,036,526,424
Net assets, at value	$ 3,036,626,021
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	13

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSGovernment & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($169,492,908 ÷ 169,496,856 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,796,460,991 ÷ 2,796,526,005 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($58,510,369 ÷ 58,511,729 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($12,161,753 ÷ 12,162,036 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
14	|	DWS Government & Agency Money Fund

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSGovernment & Agency Securities Portfolio
Income:
Interest	$ 2,703,919
Expenses:
Management fee	2,212,041
Administration fee	2,588,616
Services to shareholders	417,453
Distribution and service fees	195,155
Custodian fee	27,939
Professional fees	82,863
Reports to shareholders	51,927
Registration fees	81,666
Trustees' fees and expenses	82,597
Other	163,299
Total expenses before expense reductions	5,903,556
Expense reductions	(4,270,255)
Total expenses after expense reductions	1,633,301
Net investment income	1,070,618
Net realized gain (loss) from investments	(34,468)
Net increase (decrease) in net assets resulting from operations	$ 1,036,150
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	15

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 1,070,618	$ 851,778
Net realized gain (loss)	(34,468)	22,094
Net increase (decrease) in net assets resulting from operations	1,036,150	873,872
Distributions to shareholders:
DWS Government & Agency Money Fund	(49,037)	(26,120)
DWS Government Cash Institutional Shares	(1,012,121)	(812,673)
Government Cash Managed Shares	(6,560)	(11,037)
Service Shares	(1,820)	(1,948)
Total distributions	(1,069,538)	(851,778)
Fund share transactions:
Proceeds from shares sold	111,230,741,113	96,948,215,837
Reinvestment of distributions	182,364	169,042
Payments for shares redeemed	(110,890,681,049)	(97,221,845,129)
Net increase (decrease) in net assets from Fund share transactions	340,242,428	(273,460,250)
Increase (decrease) in net assets	340,209,040	(273,438,156)
Net assets at beginning of period	2,696,416,981	2,969,855,137
Net assets at end of period	$ 3,036,626,021	$ 2,696,416,981

The accompanying notes are an integral part of the financial statements.
16	|	DWS Government & Agency Money Fund

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.016	.020	.010
Net realized gain (loss)	(.000) *	.000 *	(.000) *	(.000) *	.000 *
Total from investment operations	.000 *	.000 *	.016	.020	.010
Less distributions from:
Net investment income	(.000) *	(.000) *	(.016)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.03	.01	1.62	1.99	1.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	169	218	242	214	132
Ratio of expenses before expense reductions (%)	.26	.25	.26	.28	.30
Ratio of expenses after expense reductions (%)	.07	.11	.20	.21	.19
Ratio of net investment income (%)	.03	.01	1.59	2.01	1.01
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	17

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
18	|	DWS Government & Agency Money Fund

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2022, the Fund held repurchase agreements with a gross value of $1,555,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2022, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $106,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The
DWS Government & Agency Money Fund	|	19

Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2022, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$ 716,185
Capital loss carryforwards	$ (106,000)
At April 30, 2022, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,927,190,844.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2022	2021
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$1,069,538	$851,778
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from
20	|	DWS Government & Agency Money Fund

investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.45%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.
DWS Government & Agency Money Fund	|	21

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$ 356,897
DWS Government Cash Institutional Shares	3,562,785
Government Cash Managed Shares	171,699
Service Shares	178,874
$ 4,270,255
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Government & Agency Securities Portfolio	$2,588,616	$248,545
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2022, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Government & Agency Money Fund	$ 58,957	$ 9,686
DWS Government Cash Institutional Shares	211,448	38,783
Government Cash Managed Shares	17,471	4,648
Service Shares	45,795	2,051
	$ 333,671	$ 55,168
In addition, for the year ended April 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by
22	|	DWS Government & Agency Money Fund

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$ 59,462
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 109,206	$ 4,325.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2022, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Government Cash Managed Shares	$ 85,949	$ 5,899.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Government & Agency Securities Portfolio	$1,150	$270
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the
DWS Government & Agency Money Fund	|	23

untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2022.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	110,222,907	$ 110,222,907	179,306,040	$ 179,306,040
DWS Government Cash Institutional Shares	110,769,294,966	110,769,294,966	96,120,254,318	96,120,254,318
Government Cash Managed Shares	278,659,889	278,659,889	576,283,319	576,283,319
Service Shares	72,556,076	72,556,076	72,364,072	72,364,072
Account maintenance fees	—	7,275	—	8,088
		$ 111,230,741,113		$ 96,948,215,837
24	|	DWS Government & Agency Money Fund

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	49,274	$ 49,274	26,120	$ 26,120
DWS Government Cash Institutional Shares	127,177	127,177	136,358	136,358
Government Cash Managed Shares	4,121	4,121	4,616	4,616
Service Shares	1,792	1,792	1,948	1,948
		$ 182,364		$ 169,042
Shares redeemed
DWS Government & Agency Money Fund	(158,773,516)	$ (158,773,516)	(203,193,785)	$ (203,193,785)
DWS Government Cash Institutional Shares	(110,368,483,705)	(110,368,483,705)	(96,288,042,740)	(96,288,042,740)
Government Cash Managed Shares	(280,598,888)	(280,598,888)	(653,112,831)	(653,112,831)
Service Shares	(82,824,940)	(82,824,940)	(77,495,773)	(77,495,773)
		$ (110,890,681,049)		$ (97,221,845,129)
DWS Government & Agency Money Fund	|	25

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	(48,501,335)	$ (48,501,335)	(23,861,625)	$ (23,861,625)
DWS Government Cash Institutional Shares	400,938,438	400,938,438	(167,652,064)	(167,652,064)
Government Cash Managed Shares	(1,934,878)	(1,934,878)	(76,824,896)	(76,824,896)
Service Shares	(10,267,072)	(10,267,072)	(5,129,753)	(5,129,753)
Account maintenance fees	—	7,275	—	8,088
		$ 340,242,428		$ (273,460,250)
E.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2022, 42% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may
26	|	DWS Government & Agency Money Fund

not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Government & Agency Money Fund	|	27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
28	|	DWS Government & Agency Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
DWS Government & Agency Money Fund	|	29

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government & Agency Money Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
30	|	DWS Government & Agency Money Fund

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,000.23
Expenses Paid per $1,000*	$ .50
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,024.30
Expenses Paid per $1,000*	$ .50
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Government & Agency Money Fund
DWS Government & Agency Securities Portfolio	.10%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
A total of 66% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
DWS Government & Agency Money Fund	|	31

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
32	|	DWS Government & Agency Money Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Government & Agency Money Fund	|	33

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
34	|	DWS Government & Agency Money Fund

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile) and Service Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
DWS Government & Agency Money Fund	|	35

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
36	|	DWS Government & Agency Money Fund

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
DWS Government & Agency Money Fund	|	37

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
38	|	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
DWS Government & Agency Money Fund	|	39

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
40	|	DWS Government & Agency Money Fund

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Government & Agency Money Fund	|	41

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
42	|	DWS Government & Agency Money Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGAMF-2
(R-027588-11 6/22)

April 30, 2022
Annual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government Cash Institutional Shares
Fund #250
Government Cash Managed Shares
Fund #254

Contents

4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
32	Information About Your Fund’s Expenses
33	Tax Information
34	Other Information
35	Advisory Agreement Board Considerations and Fee Evaluation
39	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2022. During the period, the Fund held a large percentage of portfolio assets in agency and Treasury floating-rate securities to take advantage of incremental rises in SOFR (the Securities Overnight Financing Rate) and Treasury bill rates. At the same time, the Fund invested in overnight agency repurchase agreements for liquidity and looked for yield opportunities from three- to six-month agency and Treasury securities.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
Fund Performance  (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Government Cash Institutional Shares	0.26%*
Government Cash Managed Shares	0.03%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 0.15% and –0.02% for DWS Government Cash Institutional Shares and Government Cash Managed Shares respectively, had certain expenses not been reduced.
6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Repurchase Agreements	53%	21%
Government & Agency Obligations	47%	79%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Government & Agency Securities Portfolio	23 days	39 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	26 days	38 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.
8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Government & Agency Obligations 45.2%
U.S. Government Sponsored Agencies 15.7%
Federal Farm Credit Bank, SOFR + 0.07%, 0.35% (a), 8/11/2022	20,000,000	20,000,283
Federal Home Loan Banks:
SOFR + 0.005%, 0.285% (a), 8/22/2022	16,000,000	16,000,000
SOFR + 0.01%, 0.29% (a), 7/19/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.29% (a), 8/1/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 8/15/2022	16,750,000	16,750,000
SOFR + 0.01%, 0.29% (a), 9/8/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 9/30/2022	24,000,000	24,000,000
SOFR + 0.01%, 0.29% (a), 10/7/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.29% (a), 11/4/2022	20,000,000	20,000,000
SOFR + 0.03%, 0.31% (a), 1/13/2023	28,000,000	28,000,000
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	36,000,000	36,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	37,500,000	37,500,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.005%, 0.285% (a), 8/4/2022	50,000,000	50,000,000
SOFR + 0.095%, 0.375% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.19%, 0.47% (a), 6/2/2022	10,000,000	10,000,000
		476,250,283
U.S. Treasury Obligations 29.5%
U.S. Treasury Bills:
0.081% (b), 8/11/2022	25,000,000	24,994,333
0.107% (b), 6/9/2022	75,000,000	74,991,469
0.137% (b), 5/5/2022	60,000,000	59,998,046
0.167% (b), 5/5/2022	230,000,000	229,996,838
0.19% (b), 5/10/2022	45,000,000	44,997,694
0.223% (b), 7/7/2022	15,000,000	14,993,858
0.243% (b), 12/1/2022	50,000,000	49,928,667
0.605% (b), 9/1/2022	38,350,000	38,272,671
0.616% (b), 9/1/2022	38,350,000	38,269,963
0.835% (b), 9/15/2022	23,500,000	23,427,158
0.836% (b), 9/15/2022	47,000,000	46,854,226
0.837% (b), 9/15/2022	23,500,000	23,424,882
1.194% (b), 2/23/2023	12,500,000	12,379,550
1.197% (b), 2/23/2023	12,500,000	12,378,428
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 0.877% (a), 1/31/2024	40,000,000	40,047,398
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.941% (a), 1/31/2023	90,000,000	90,079,280
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.947% (a), 7/31/2022	70,000,000	70,006,100
		895,040,561
Total Government & Agency Obligations (Cost $1,371,290,844)		1,371,290,844
Repurchase Agreements 51.2%
Barclays Bank PLC, 0.3%, dated 4/29/2022, to be repurchased at $101,502,538 on 5/2/2022 (c)	101,500,000	101,500,000
BNP Paribas, 0.27%, dated 4/29/2022, to be repurchased at $395,108,890 on 5/2/2022 (d)	395,100,000	395,100,000
Citigroup Global Markets, Inc., 0.3%, dated 4/29/2022, to be repurchased at $319,307,983 on 5/2/2022 (e)	319,300,000	319,300,000
Fixed Income Clearing Corp., 0.25%, dated 4/29/2022, to be repurchased at $590,012,292 on 5/2/2022 (f)	590,000,000	590,000,000
HSBC Securities, Inc., 0.3%, dated 4/29/2022, to be repurchased at $100,002,500 on 5/2/2022 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.3%, dated 4/29/2022, to be repurchased at $50,001,250 on 5/2/2022 (h)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,555,900,000)		1,555,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,927,190,844)	96.4	2,927,190,844
Other Assets and Liabilities, Net	3.6	109,435,177
Net Assets	100.0	3,036,626,021
(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,182,200	U.S. Treasury Bills	Zero Coupon	8/4/2022	43,076,231
65,012,500	U.S. Treasury Bonds	1.75	11/15/2029	60,453,857
Total Collateral Value				103,530,088
The accompanying notes are an integral part of the financial statements.
10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
185,105,500	U.S. Treasury Bonds	2.25	5/15/2041	163,380,690
195,398,400	U.S. Treasury Inflation-Indexed Bonds	0.125–0.375	7/15/2025–7/15/2031	239,621,379
Total Collateral Value				403,002,069
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
370,401,800	U.S. Treasury Notes	1.25–1.625	5/15/2031–8/15/2031	322,781,906
2,676,800	U.S. Treasury Inflation-Indexed Bonds	0.125	7/15/2031	2,903,992
100	U.S. Treasury Bonds	5.375	2/15/2031	121
Total Collateral Value				325,686,019
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
666,839,400	U.S. Treasury Bonds	2.375	5/15/2051	601,800,073
(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
136,076,614	U.S. Treasury STRIPS	Zero Coupon	5/15/2022–11/15/2051	102,000,000
(h)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
836,317	Federal Home Loan Mortgage Corp.	5.0–8.0	10/1/2025–10/1/2031	895,827
52,157,328	Federal National Mortgage Association	3.0–3.5	9/1/2029–5/1/2052	50,104,173
Total Collateral Value				51,000,000
SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,371,290,844	$—	$1,371,290,844
Repurchase Agreements	—	1,555,900,000	—	1,555,900,000
Total	$ —	$2,927,190,844	$ —	$2,927,190,844
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSGovernment & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 1,371,290,844
Repurchase agreements, valued at amortized cost	1,555,900,000
Cash	11,350
Receivable for investments sold	125,000,000
Receivable for Fund shares sold	48,845
Interest receivable	646,246
Other assets	70,571
Total assets	3,052,967,856
Liabilities
Payable for investments purchased	15,037,087
Payable for Fund shares redeemed	389,485
Distributions payable	510,582
Accrued Trustees' fees	21,712
Other accrued expenses and payables	382,969
Total liabilities	16,341,835
Net assets, at value	$ 3,036,626,021
Net Assets Consist of
Distributable earnings (loss)	99,597
Paid-in capital	3,036,526,424
Net assets, at value	$ 3,036,626,021
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSGovernment & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($169,492,908 ÷ 169,496,856 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,796,460,991 ÷ 2,796,526,005 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($58,510,369 ÷ 58,511,729 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($12,161,753 ÷ 12,162,036 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSGovernment & Agency Securities Portfolio
Income:
Interest	$ 2,703,919
Expenses:
Management fee	2,212,041
Administration fee	2,588,616
Services to shareholders	417,453
Distribution and service fees	195,155
Custodian fee	27,939
Professional fees	82,863
Reports to shareholders	51,927
Registration fees	81,666
Trustees' fees and expenses	82,597
Other	163,299
Total expenses before expense reductions	5,903,556
Expense reductions	(4,270,255)
Total expenses after expense reductions	1,633,301
Net investment income	1,070,618
Net realized gain (loss) from investments	(34,468)
Net increase (decrease) in net assets resulting from operations	$ 1,036,150
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 1,070,618	$ 851,778
Net realized gain (loss)	(34,468)	22,094
Net increase (decrease) in net assets resulting from operations	1,036,150	873,872
Distributions to shareholders:
DWS Government & Agency Money Fund	(49,037)	(26,120)
DWS Government Cash Institutional Shares	(1,012,121)	(812,673)
Government Cash Managed Shares	(6,560)	(11,037)
Service Shares	(1,820)	(1,948)
Total distributions	(1,069,538)	(851,778)
Fund share transactions:
Proceeds from shares sold	111,230,741,113	96,948,215,837
Reinvestment of distributions	182,364	169,042
Payments for shares redeemed	(110,890,681,049)	(97,221,845,129)
Net increase (decrease) in net assets from Fund share transactions	340,242,428	(273,460,250)
Increase (decrease) in net assets	340,209,040	(273,438,156)
Net assets at beginning of period	2,696,416,981	2,969,855,137
Net assets at end of period	$ 3,036,626,021	$ 2,696,416,981

The accompanying notes are an integral part of the financial statements.
16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.017	.020	.011
Net realized gain (loss)	(.000) *	.000 *	(.000) *	(.000) *	.000 *
Total from investment operations	.000 *	.000 *	.017	.020	.011
Less distributions from:
Net investment income	(.000) *	(.000) *	(.017)	(.020)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.04	.03	1.68	2.06	1.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,796	2,396	2,563	2,334	4,350
Ratio of expenses before expense reductions (%)	.21	.21	.22	.21	.20
Ratio of expenses after expense reductions (%)	.06	.09	.14	.14	.14
Ratio of net investment income (%)	.04	.03	1.67	1.98	1.07
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.015	.018	.009
Net realized gain (loss)	(.000) *	.000 *	(.000) *	(.000) *	.000 *
Total from investment operations	.000 *	.000 *	.015	.018	.009
Less distributions from:
Net investment income	(.000) *	(.000) *	(.015)	(.018)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.01	1.48	1.86	.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	60	137	174	188
Ratio of expenses before expense reductions (%)	.38	.42	.42	.42	.40
Ratio of expenses after expense reductions (%)	.08	.13	.33	.34	.33
Ratio of net investment income (%)	.01	.01	1.53	1.83	.86
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2022, the Fund held repurchase agreements with a gross value of $1,555,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2022, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $106,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The
20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2022, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$ 716,185
Capital loss carryforwards	$ (106,000)
At April 30, 2022, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,927,190,844.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2022	2021
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$1,069,538	$851,778
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% and 0.46%, respectively.
For the period from May 1, 2021 through March 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary
22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.14%.
Effective from March 17, 2022 through April 30, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.10%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$ 356,897
DWS Government Cash Institutional Shares	3,562,785
Government Cash Managed Shares	171,699
Service Shares	178,874
$ 4,270,255
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Government & Agency Securities Portfolio	$2,588,616	$248,545
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2022, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Government & Agency Money Fund	$ 58,957	$ 9,686
DWS Government Cash Institutional Shares	211,448	38,783
Government Cash Managed Shares	17,471	4,648
Service Shares	45,795	2,051
	$ 333,671	$ 55,168
In addition, for the year ended April 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$ 59,462
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 109,206	$ 4,325.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2022, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Government Cash Managed Shares	$ 85,949	$ 5,899.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2022, the amount charged to the Fund by DIMA
24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Government & Agency Securities Portfolio	$1,150	$270
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2022.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	110,222,907	$ 110,222,907	179,306,040	$ 179,306,040
DWS Government Cash Institutional Shares	110,769,294,966	110,769,294,966	96,120,254,318	96,120,254,318
Government Cash Managed Shares	278,659,889	278,659,889	576,283,319	576,283,319
Service Shares	72,556,076	72,556,076	72,364,072	72,364,072
Account maintenance fees	—	7,275	—	8,088
		$ 111,230,741,113		$ 96,948,215,837
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	49,274	$ 49,274	26,120	$ 26,120
DWS Government Cash Institutional Shares	127,177	127,177	136,358	136,358
Government Cash Managed Shares	4,121	4,121	4,616	4,616
Service Shares	1,792	1,792	1,948	1,948
		$ 182,364		$ 169,042
26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(158,773,516)	$ (158,773,516)	(203,193,785)	$ (203,193,785)
DWS Government Cash Institutional Shares	(110,368,483,705)	(110,368,483,705)	(96,288,042,740)	(96,288,042,740)
Government Cash Managed Shares	(280,598,888)	(280,598,888)	(653,112,831)	(653,112,831)
Service Shares	(82,824,940)	(82,824,940)	(77,495,773)	(77,495,773)
		$ (110,890,681,049)		$ (97,221,845,129)
Net increase (decrease)
DWS Government & Agency Money Fund	(48,501,335)	$ (48,501,335)	(23,861,625)	$ (23,861,625)
DWS Government Cash Institutional Shares	400,938,438	400,938,438	(167,652,064)	(167,652,064)
Government Cash Managed Shares	(1,934,878)	(1,934,878)	(76,824,896)	(76,824,896)
Service Shares	(10,267,072)	(10,267,072)	(5,129,753)	(5,129,753)
Account maintenance fees	—	7,275	—	8,088
		$ 340,242,428		$ (273,460,250)
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

E.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2022, 42% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19
28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/21	$1,000.00	$1,000.00
Ending Account Value 4/30/22	$1,000.35	$1,000.07
Expenses Paid per $1,000*	$ .40	$ .69
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00	$1,000.00
Ending Account Value 4/30/22	$1,024.40	$1,024.10
Expenses Paid per $1,000*	$ .40	$ .70
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Government Cash Institutional Shares	Government Cash Managed Shares
DWS Government & Agency Securities Portfolio	.08%	.14%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
A total of 66% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	33

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
34	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	35

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
36	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile) and Service Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	37

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
38	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	39

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
40	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	41

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
42	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	43

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
44	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGCF-2
(R-027587-13 6/22)

April 30, 2022
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Fund #148
Tax-Exempt Cash Managed Shares
Fund #248

Contents
4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
26	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
37	Information About Your Fund’s Expenses
38	Tax Information
39	Other Information
40	Advisory Agreement Board Considerations and Fee Evaluation
44	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Fund Performance (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Cash Premier Shares	0.29%*
Equivalent Taxable Yield	0.45%**
Tax-Exempt Cash Managed Shares	0.11%*
Equivalent Taxable Yield	0.17%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 0.12% and –0.09% for DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares respectively, had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	13%	10%
Variable Rate Demand Preferred Shares	10%	11%
Floating-Rate Notes	1%	5%
Bonds and Notes	—	2%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	9 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	16 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.
8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.46% (a), 5/6/2022	125,000	125,000
Arizona 0.2%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 0.32% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	410,000	410,000
California 21.3%
California, East Bay Muncipal Utility District:
Series A-2, TECP, 0.5%, 5/10/2022	4,000,000	4,000,000
Series A-1, TECP, 0.57%, 6/2/2022	4,500,000	4,500,000
California, General Obligation, Series A-1, TECP, 0.5%, 5/11/2022	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.53% (a), 5/6/2022, LIQ: Societe Generale	8,300,000	8,300,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.55% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	8,300,000	8,300,000
California, State Deparment of Water Researve Revenue, TECP, 0.7%, 5/25/2022	2,150,000	2,150,000
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.69% (a), 5/5/2022, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 0.39% (a), 5/6/2022, LOC: Wells Fargo Bank NA	100,000	100,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.45% (a), 5/6/2022, LOC: Bank of America NA	650,000	650,000
		37,665,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.45% (a), 5/6/2022, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,135,000	1,135,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
Delaware 0.7%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,195,000	1,195,000
Florida 2.0%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.44% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.44% (a), 5/6/2022, LOC: TD Bank NA	215,000	215,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.41% (a), 5/6/2022, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.49% (a), 5/6/2022, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.52% (a), 5/6/2022, LOC: Wells Fargo Bank NA	120,000	120,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.44% (a), 5/6/2022, LOC: Freddie Mac	525,000	525,000
		3,470,000
Georgia 4.2%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.5% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 8.8%
Brookfield, IL, Zoo Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, OSF Healthcare System, Series C, 0.33% (a), 5/2/2022, LOC: PNC Bank NA	450,000	450,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 0.44% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	570,000	570,000
The accompanying notes are an integral part of the financial statements.
10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.4% (a), 5/6/2022, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.46% (a), 5/6/2022, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.5% (a), 5/6/2022, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	2,605,000	2,605,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	1,905,000	1,905,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 0.33% (a), 5/2/2022, LOC: Wells Fargo Bank NA	275,000	275,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.47% (a), 5/6/2022, LOC: Freddie Mac	830,000	830,000
		15,585,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.38% (a), 5/6/2022, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	1,090,000	1,090,000
		1,695,000
Iowa 6.4%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	550,000	550,000
Iowa, Single-Family Finance Authority, Series B, 0.44% (a), 5/6/2022	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.49% (a), 5/6/2022	1,400,000	1,400,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.5% (a), 5/6/2022	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	3,625,000	3,625,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	1,400,000	1,400,000
		11,380,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.57% (a), 5/6/2022, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.1%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.48% (a), 5/6/2022, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,720,000	1,720,000
Massachusetts 2.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 0.42% (a), 5/6/2022, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.44% (a), 5/6/2022, SPA: JPMorgan Chase Bank NA	990,000	990,000
Series A-2, 0.44% (a), 5/6/2022, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Series A-3, 0.44% (a), 5/6/2022, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.48% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		3,810,000
Michigan 0.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	175,000	175,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.37% (a), 5/6/2022	400,000	400,000
Michigan, State University Revenues, Series 2000-A, 0.47% (a), 5/6/2022, SPA: Northern Trust Company	1,000,000	1,000,000
		1,575,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.47% (a), 5/6/2022, GTY: Chevron Corp.	50,000	50,000
Missouri 3.1%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 0.32% (a), 5/2/2022, LOC: Barclays Bank PLC	950,000	950,000
Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	325,000	325,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.52% (a), 5/6/2022, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.44% (a), 5/6/2022, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.62% (a), 5/6/2022, LOC: Bank of America NA	340,000	340,000
		5,430,000
Nebraska 1.2%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.49% (a), 5/6/2022	2,200,000	2,200,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

	Principal Amount ($)	Value ($)
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.45% (a), 5/6/2022, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.43% (a), 5/6/2022, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.44% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.3% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	150,000	150,000
		550,000
New Mexico 0.6%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.44% (a), 5/6/2022, LOC: Freddie Mac	1,050,000	1,050,000
New York 8.7%
New York, General Obligation, Series D, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	300,000	300,000
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	2,940,000	2,940,000
Series G-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	725,000	725,000
Series G-1, 0.41% (a), 5/6/2022, LOC: TD Bank NA	1,650,000	1,650,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.32% (a), 5/2/2022, LOC: TD Bank NA	350,000	350,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.4% (a), 5/6/2022, LOC: Fannie Mae	380,000	380,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.45% (a), 5/6/2022, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1-REMK 01/1, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	1,000,000	1,000,000
Series B-4C, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	600,000	600,000
Series A, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series E-5, 0.32% (a), 5/2/2022, LOC: TD Bank NA	250,000	250,000
Series A-3, 0.33% (a), 5/2/2022, LOC: Mizuho Bank Ltd.	3,100,000	3,100,000
The accompanying notes are an integral part of the financial statements.
14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.43% (a), 5/6/2022, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.36% (a), 5/2/2022, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.43% (a), 5/6/2022, SPA: U.S. Bank NA	170,000	170,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 0.36% (a), 5/2/2022, LIQ: State Street B&t Co.	750,000	750,000
		15,345,000
Ohio 4.0%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	6,800,000	6,800,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.42% (a), 5/6/2022, LOC: Northern Trust Company	280,000	280,000
		7,080,000
Oklahoma 2.1%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.57% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.7%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 0.32% (a), 5/2/2022, LOC: TD Bank NA	200,000	200,000
Series A, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	2,725,000	2,725,000
		2,925,000
Pennsylvania 3.3%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	175,000	175,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	715,000	715,000
		5,880,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.46% (a), 5/6/2022, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.5%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	700,000	700,000
Texas 9.5%
Austin, TX, Water & Wastewater Systems Revenue, 0.46% (a), 5/6/2022, LOC: Barclays Bank PLC	1,130,000	1,130,000
Garland,TX, General Obligation, TECP, 0.76%, 5/31/2022	1,500,000	1,500,000
Harris County, TX, General Obligation:
Series C, TECP, 0.5%, 5/10/2022	870,000	870,000
Series B, TECP, 0.53%, 5/18/2022	5,636,000	5,636,000
Series C, TECP, 0.55%, 5/10/2022	800,000	800,000
Harris County, TX, Hospital District Revenue, 0.46% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	535,000	535,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	290,000	290,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 0.4% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,455,000	1,455,000
The accompanying notes are an integral part of the financial statements.
16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.32% (a), 5/2/2022, LOC: TD Bank NA	295,000	295,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.49% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		16,871,000
Vermont 1.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, 0.45% (a), 5/6/2022, LOC: TD Bank NA	1,200,000	1,200,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.36% (a), 5/2/2022, LOC: TD Bank NA	645,000	645,000
		1,845,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.35% (a), 5/2/2022, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.9%
Washington, State Housing Finance Commission, Combridge Apartments, 0.37% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	750,000	750,000
Washington, State Housing Finance Commission, The Evergreen School, 0.48% (a), 5/6/2022, LOC: Wells Fargo Bank NA	850,000	850,000
		1,600,000
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	4,000,000	4,000,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	270,000	270,000
		4,545,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

	Principal Amount ($)	Value ($)
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.46% (a), 5/6/2022, LIQ: Freddie Mac	2,460,000	2,460,000
“A” , Series M031, 144A, 0.47% (a), 5/6/2022, LIQ: Freddie Mac	2,780,000	2,780,000
“A” , Series M-055, 144A, MUNIPSA + 0.210%, 0.65% (b), 12/15/2028	2,015,000	2,015,000
		7,255,000
Total Municipal Investments (Cost $176,096,000)		176,096,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,096,000)	99.7	176,096,000
Other Assets and Liabilities, Net	0.3	492,956
Net Assets	100.0	176,588,956
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$176,096,000	$—	$176,096,000
Total	$ —	$176,096,000	$ —	$176,096,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 176,096,000
Cash	32,055
Receivable for investments sold	305,000
Receivable for Fund shares sold	138,024
Interest receivable	90,883
Other assets	60,194
Total assets	176,722,156
Liabilities
Payable for Fund shares redeemed	29,205
Distributions payable	2,634
Accrued Trustees' fees	2,249
Other accrued expenses and payables	99,112
Total liabilities	133,200
Net assets, at value	$ 176,588,956
Net Assets Consist of
Distributable earnings (loss)	(5,882)
Paid-in capital	176,594,838
Net assets, at value	$ 176,588,956
The accompanying notes are an integral part of the financial statements.
20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($17,730,666 ÷ 17,710,213 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($93,154,510 ÷ 93,047,152 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($37,145,918 ÷ 37,103,126 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($5,319,291 ÷ 5,313,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,178,901 ÷ 13,163,696 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($10,059,670 ÷ 10,048,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 282,880
Expenses:
Management fee	164,846
Administration fee	192,865
Services to shareholders	116,921
Distribution and service fees	103,616
Custodian fee	4,116
Professional fees	56,411
Reports to shareholders	41,003
Registration fees	126,593
Trustees' fees and expenses	8,536
Other	45,218
Total expenses before expense reductions	860,125
Expense reductions	(645,301)
Total expenses after expense reductions	214,824
Net investment income	68,056
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 68,058
The accompanying notes are an integral part of the financial statements.
22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 68,056	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	68,058	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(8,324)	(19,453)
DWS Tax-Exempt Money Fund	(40,229)	(35,797)
DWS Tax-Free Money Fund Class S	(13,865)	(11,107)
Service Shares	(621)	(520)
Tax-Exempt Cash Managed Shares	(3,981)	(3,121)
Tax-Free Investment Class	(1,003)	(914)
Total distributions	(68,023)	(70,912)
Fund share transactions:
Proceeds from shares sold	122,957,210	253,602,023
Reinvestment of distributions	60,442	65,255
Payments for shares redeemed	(168,013,377)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(44,995,725)	(20,084,899)
Increase (decrease) in net assets	(44,995,690)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$ 176,588,956	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.013	.013	.009
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.013	.013	.009
Less distributions from:
Net investment income	(.000) *	(.000) *	(.013)	(.013)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.05	.04	1.27	1.36	.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	26	35	49	41
Ratio of expenses before expense reductions (%)	.34	.33	.32	.34	.31
Ratio of expenses after expense reductions (%)	.10	.17	.20	.20	.20
Ratio of net investment income (%)	.04	.03	1.25	1.37	.83
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000	.000 *	.011	.012	.007
Net realized gain (loss)	.000	(.000) *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.000 *	.011	.012	.007
Less distributions from:
Net investment income	(.000) *	(.000) *	(.011)	(.012)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.02	.01	1.09	1.16	.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	32	32	46	38
Ratio of expenses before expense reductions (%)	.49	.50	.51	.54	.51
Ratio of expenses after expense reductions (%)	.11	.19	.38	.40	.41
Ratio of net investment income (%)	.02	.01	1.09	1.16	.59
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2022, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 2,389
Capital loss carryforwards	$ (6,000)
At April 30, 2022, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $176,096,000.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2022	2021
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$68,023	$70,912
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.20%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 46,949
DWS Tax-Exempt Money Fund	270,932
DWS Tax-Free Money Fund Class S	117,990
Service Shares	64,546
Tax-Exempt Cash Managed Shares	85,243
Tax-Free Investment Class	59,641
$ 645,301
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$192,865	$14,339
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2022, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Cash Premier Shares	$ 1,377	$ 430
DWS Tax-Exempt Money Fund	34,419	5,651
DWS Tax-Free Money Fund Class S	30,321	4,983
Service Shares	15,542	1,241
Tax-Exempt Cash Managed Shares	1,483	491
Tax-Free Investment Class	7,875	1,412
	$ 91,017	$ 14,208
In addition, for the year ended April 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 1,739
DWS Tax-Free Money Fund Class S	1,954
$ 3,693
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 37,292	$ 3,079.60%		.60%
Tax-Free Investment Class	25,225	2,112.25%		.25%
	$ 62,517	$ 5,191
30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2022, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 34,036	$ 1,883.15%		.15%
Tax-Free Investment Class	7,063	591.07%		.07%
	$ 41,099	$ 2,474
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$1,310	$230
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2022, the Fund engaged in securities purchases of $141,990,000 and securities sales of $147,935,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2022.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	23,945,561	$ 23,945,561	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	22,475,810	22,475,810	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	6,518,608	6,518,608	6,026,999	6,026,999
Service Shares	35,039,978	35,039,978	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	30,263,502	30,263,502	77,980,751	77,980,751
Tax-Free Investment Class	4,706,279	4,706,279	8,847,306	8,847,306
Account maintenance fees	—	7,472	—	8,650
		$ 122,957,210		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	5,077	$ 5,077	17,890	$ 17,890
DWS Tax-Exempt Money Fund	40,376	40,376	35,351	35,351
DWS Tax-Free Money Fund Class S	13,358	13,358	10,583	10,583
Service Shares	608	608	510	510
Tax-Exempt Cash Managed Shares	25	25	12	12
Tax-Free Investment Class	998	998	909	909
		$ 60,442		$ 65,255
32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(32,700,279)	$ (32,700,279)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(38,001,733)	(38,001,733)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(9,277,435)	(9,277,435)	(14,888,349)	(14,888,349)
Service Shares	(34,705,226)	(34,705,226)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(49,151,529)	(49,151,529)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(4,177,175)	(4,177,175)	(6,298,061)	(6,298,061)
		$ (168,013,377)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,749,641)	$ (8,749,641)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(15,485,547)	(15,485,547)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(2,745,469)	(2,745,469)	(8,850,767)	(8,850,767)
Service Shares	335,360	335,360	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(18,888,002)	(18,888,002)	323,734	323,734
Tax-Free Investment Class	530,102	530,102	2,550,154	2,550,154
Account maintenance fees	—	7,472	—	8,650
		$ (44,995,725)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
36	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/21	$1,000.00	$1,000.00
Ending Account Value 4/30/22	$1,000.40	$1,000.16
Expenses Paid per $1,000*	$ .64	$ .89
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00	$1,000.00
Ending Account Value 4/30/22	$1,024.15	$1,023.90
Expenses Paid per $1,000*	$ .65	$ .90
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
DWS Tax-Exempt Portfolio	.13%	.18%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2022, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
38	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	39

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
40	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	41

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
42	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	43

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
44	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
46	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	47

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
48	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	49

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
STIM-2
(R-027589-11 6/22)

April 30, 2022
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund

Contents
4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
38	Other Information
39	Advisory Agreement Board Considerations and Fee Evaluation
43	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Tax-Exempt Money Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS Tax-Exempt Money Fund	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	DWS Tax-Exempt Money Fund

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association
DWS Tax-Exempt Money Fund	|	5

Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
6	|	DWS Tax-Exempt Money Fund

Fund Performance (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Money Fund	0.27%*
Equivalent Taxable Yield	0.41%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 0.07% had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
DWS Tax-Exempt Money Fund	|	7

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	13%	10%
Variable Rate Demand Preferred Shares	10%	11%
Floating-Rate Notes	1%	5%
Bonds and Notes	—	2%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	9 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	16 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.
8	|	DWS Tax-Exempt Money Fund

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.46% (a), 5/6/2022	125,000	125,000
Arizona 0.2%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 0.32% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	410,000	410,000
California 21.3%
California, East Bay Muncipal Utility District:
Series A-2, TECP, 0.5%, 5/10/2022	4,000,000	4,000,000
Series A-1, TECP, 0.57%, 6/2/2022	4,500,000	4,500,000
California, General Obligation, Series A-1, TECP, 0.5%, 5/11/2022	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.53% (a), 5/6/2022, LIQ: Societe Generale	8,300,000	8,300,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.55% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	8,300,000	8,300,000
California, State Deparment of Water Researve Revenue, TECP, 0.7%, 5/25/2022	2,150,000	2,150,000
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.69% (a), 5/5/2022, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 0.39% (a), 5/6/2022, LOC: Wells Fargo Bank NA	100,000	100,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.45% (a), 5/6/2022, LOC: Bank of America NA	650,000	650,000
		37,665,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.45% (a), 5/6/2022, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,135,000	1,135,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
Delaware 0.7%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,195,000	1,195,000
Florida 2.0%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.44% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.44% (a), 5/6/2022, LOC: TD Bank NA	215,000	215,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.41% (a), 5/6/2022, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.49% (a), 5/6/2022, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.52% (a), 5/6/2022, LOC: Wells Fargo Bank NA	120,000	120,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.44% (a), 5/6/2022, LOC: Freddie Mac	525,000	525,000
		3,470,000
Georgia 4.2%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.5% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 8.8%
Brookfield, IL, Zoo Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, OSF Healthcare System, Series C, 0.33% (a), 5/2/2022, LOC: PNC Bank NA	450,000	450,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 0.44% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	570,000	570,000
The accompanying notes are an integral part of the financial statements.
10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.4% (a), 5/6/2022, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.46% (a), 5/6/2022, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.5% (a), 5/6/2022, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	2,605,000	2,605,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	1,905,000	1,905,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 0.33% (a), 5/2/2022, LOC: Wells Fargo Bank NA	275,000	275,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.47% (a), 5/6/2022, LOC: Freddie Mac	830,000	830,000
		15,585,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.38% (a), 5/6/2022, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	1,090,000	1,090,000
		1,695,000
Iowa 6.4%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	550,000	550,000
Iowa, Single-Family Finance Authority, Series B, 0.44% (a), 5/6/2022	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.49% (a), 5/6/2022	1,400,000	1,400,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	11

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.5% (a), 5/6/2022	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	3,625,000	3,625,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	1,400,000	1,400,000
		11,380,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.57% (a), 5/6/2022, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.1%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.48% (a), 5/6/2022, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,720,000	1,720,000
Massachusetts 2.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 0.42% (a), 5/6/2022, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.44% (a), 5/6/2022, SPA: JPMorgan Chase Bank NA	990,000	990,000
Series A-2, 0.44% (a), 5/6/2022, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
12	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Series A-3, 0.44% (a), 5/6/2022, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.48% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		3,810,000
Michigan 0.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	175,000	175,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.37% (a), 5/6/2022	400,000	400,000
Michigan, State University Revenues, Series 2000-A, 0.47% (a), 5/6/2022, SPA: Northern Trust Company	1,000,000	1,000,000
		1,575,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.47% (a), 5/6/2022, GTY: Chevron Corp.	50,000	50,000
Missouri 3.1%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 0.32% (a), 5/2/2022, LOC: Barclays Bank PLC	950,000	950,000
Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	325,000	325,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.52% (a), 5/6/2022, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.44% (a), 5/6/2022, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.62% (a), 5/6/2022, LOC: Bank of America NA	340,000	340,000
		5,430,000
Nebraska 1.2%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.49% (a), 5/6/2022	2,200,000	2,200,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	13

	Principal Amount ($)	Value ($)
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.45% (a), 5/6/2022, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.43% (a), 5/6/2022, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.44% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.3% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	150,000	150,000
		550,000
New Mexico 0.6%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.44% (a), 5/6/2022, LOC: Freddie Mac	1,050,000	1,050,000
New York 8.7%
New York, General Obligation, Series D, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	300,000	300,000
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	2,940,000	2,940,000
Series G-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	725,000	725,000
Series G-1, 0.41% (a), 5/6/2022, LOC: TD Bank NA	1,650,000	1,650,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.32% (a), 5/2/2022, LOC: TD Bank NA	350,000	350,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.4% (a), 5/6/2022, LOC: Fannie Mae	380,000	380,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.45% (a), 5/6/2022, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1-REMK 01/1, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	1,000,000	1,000,000
Series B-4C, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	600,000	600,000
Series A, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series E-5, 0.32% (a), 5/2/2022, LOC: TD Bank NA	250,000	250,000
Series A-3, 0.33% (a), 5/2/2022, LOC: Mizuho Bank Ltd.	3,100,000	3,100,000
The accompanying notes are an integral part of the financial statements.
14	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.43% (a), 5/6/2022, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.36% (a), 5/2/2022, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.43% (a), 5/6/2022, SPA: U.S. Bank NA	170,000	170,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 0.36% (a), 5/2/2022, LIQ: State Street B&t Co.	750,000	750,000
		15,345,000
Ohio 4.0%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	6,800,000	6,800,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.42% (a), 5/6/2022, LOC: Northern Trust Company	280,000	280,000
		7,080,000
Oklahoma 2.1%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.57% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.7%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 0.32% (a), 5/2/2022, LOC: TD Bank NA	200,000	200,000
Series A, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	2,725,000	2,725,000
		2,925,000
Pennsylvania 3.3%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	175,000	175,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	715,000	715,000
		5,880,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.46% (a), 5/6/2022, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.5%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	700,000	700,000
Texas 9.5%
Austin, TX, Water & Wastewater Systems Revenue, 0.46% (a), 5/6/2022, LOC: Barclays Bank PLC	1,130,000	1,130,000
Garland,TX, General Obligation, TECP, 0.76%, 5/31/2022	1,500,000	1,500,000
Harris County, TX, General Obligation:
Series C, TECP, 0.5%, 5/10/2022	870,000	870,000
Series B, TECP, 0.53%, 5/18/2022	5,636,000	5,636,000
Series C, TECP, 0.55%, 5/10/2022	800,000	800,000
Harris County, TX, Hospital District Revenue, 0.46% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	535,000	535,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	290,000	290,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 0.4% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,455,000	1,455,000
The accompanying notes are an integral part of the financial statements.
16	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.32% (a), 5/2/2022, LOC: TD Bank NA	295,000	295,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.49% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		16,871,000
Vermont 1.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, 0.45% (a), 5/6/2022, LOC: TD Bank NA	1,200,000	1,200,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.36% (a), 5/2/2022, LOC: TD Bank NA	645,000	645,000
		1,845,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.35% (a), 5/2/2022, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.9%
Washington, State Housing Finance Commission, Combridge Apartments, 0.37% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	750,000	750,000
Washington, State Housing Finance Commission, The Evergreen School, 0.48% (a), 5/6/2022, LOC: Wells Fargo Bank NA	850,000	850,000
		1,600,000
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	4,000,000	4,000,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	270,000	270,000
		4,545,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	17

	Principal Amount ($)	Value ($)
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.46% (a), 5/6/2022, LIQ: Freddie Mac	2,460,000	2,460,000
“A” , Series M031, 144A, 0.47% (a), 5/6/2022, LIQ: Freddie Mac	2,780,000	2,780,000
“A” , Series M-055, 144A, MUNIPSA + 0.210%, 0.65% (b), 12/15/2028	2,015,000	2,015,000
		7,255,000
Total Municipal Investments (Cost $176,096,000)		176,096,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,096,000)	99.7	176,096,000
Other Assets and Liabilities, Net	0.3	492,956
Net Assets	100.0	176,588,956
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
18	|	DWS Tax-Exempt Money Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$176,096,000	$—	$176,096,000
Total	$ —	$176,096,000	$ —	$176,096,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	19

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 176,096,000
Cash	32,055
Receivable for investments sold	305,000
Receivable for Fund shares sold	138,024
Interest receivable	90,883
Other assets	60,194
Total assets	176,722,156
Liabilities
Payable for Fund shares redeemed	29,205
Distributions payable	2,634
Accrued Trustees' fees	2,249
Other accrued expenses and payables	99,112
Total liabilities	133,200
Net assets, at value	$ 176,588,956
Net Assets Consist of
Distributable earnings (loss)	(5,882)
Paid-in capital	176,594,838
Net assets, at value	$ 176,588,956
The accompanying notes are an integral part of the financial statements.
20	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($17,730,666 ÷ 17,710,213 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($93,154,510 ÷ 93,047,152 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($37,145,918 ÷ 37,103,126 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($5,319,291 ÷ 5,313,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,178,901 ÷ 13,163,696 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($10,059,670 ÷ 10,048,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	21

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 282,880
Expenses:
Management fee	164,846
Administration fee	192,865
Services to shareholders	116,921
Distribution and service fees	103,616
Custodian fee	4,116
Professional fees	56,411
Reports to shareholders	41,003
Registration fees	126,593
Trustees' fees and expenses	8,536
Other	45,218
Total expenses before expense reductions	860,125
Expense reductions	(645,301)
Total expenses after expense reductions	214,824
Net investment income	68,056
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 68,058
The accompanying notes are an integral part of the financial statements.
22	|	DWS Tax-Exempt Money Fund

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 68,056	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	68,058	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(8,324)	(19,453)
DWS Tax-Exempt Money Fund	(40,229)	(35,797)
DWS Tax-Free Money Fund Class S	(13,865)	(11,107)
Service Shares	(621)	(520)
Tax-Exempt Cash Managed Shares	(3,981)	(3,121)
Tax-Free Investment Class	(1,003)	(914)
Total distributions	(68,023)	(70,912)
Fund share transactions:
Proceeds from shares sold	122,957,210	253,602,023
Reinvestment of distributions	60,442	65,255
Payments for shares redeemed	(168,013,377)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(44,995,725)	(20,084,899)
Increase (decrease) in net assets	(44,995,690)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$ 176,588,956	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	23

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.012	.013	.008
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.012	.013	.008
Less distributions from:
Net investment income	(.000) *	(.000) *	(.012)	(.013)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.04	.03	1.25	1.34	.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93	109	117	124	136
Ratio of expenses before expense reductions (%)	.37	.35	.35	.38	.33
Ratio of expenses after expense reductions (%)	.10	.17	.22	.22	.23
Ratio of net investment income (%)	.04	.03	1.24	1.33	.82
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
24	|	DWS Tax-Exempt Money Fund

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
DWS Tax-Exempt Money Fund	|	25

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2022, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 2,389
Capital loss carryforwards	$ (6,000)
At April 30, 2022, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $176,096,000.
26	|	DWS Tax-Exempt Money Fund

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2022	2021
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$68,023	$70,912
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
DWS Tax-Exempt Money Fund	|	27

Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.40%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 46,949
DWS Tax-Exempt Money Fund	270,932
DWS Tax-Free Money Fund Class S	117,990
Service Shares	64,546
Tax-Exempt Cash Managed Shares	85,243
Tax-Free Investment Class	59,641
$ 645,301
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$192,865	$14,339
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder
28	|	DWS Tax-Exempt Money Fund

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2022, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Cash Premier Shares	$ 1,377	$ 430
DWS Tax-Exempt Money Fund	34,419	5,651
DWS Tax-Free Money Fund Class S	30,321	4,983
Service Shares	15,542	1,241
Tax-Exempt Cash Managed Shares	1,483	491
Tax-Free Investment Class	7,875	1,412
	$ 91,017	$ 14,208
In addition, for the year ended April 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 1,739
DWS Tax-Free Money Fund Class S	1,954
$ 3,693
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 37,292	$ 3,079.60%		.60%
Tax-Free Investment Class	25,225	2,112.25%		.25%
	$ 62,517	$ 5,191
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
DWS Tax-Exempt Money Fund	|	29

For the year ended April 30, 2022, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 34,036	$ 1,883.15%		.15%
Tax-Free Investment Class	7,063	591.07%		.07%
	$ 41,099	$ 2,474
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$1,310	$230
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2022, the Fund engaged in securities purchases of $141,990,000 and securities sales of $147,935,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2022.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
30	|	DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	23,945,561	$ 23,945,561	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	22,475,810	22,475,810	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	6,518,608	6,518,608	6,026,999	6,026,999
Service Shares	35,039,978	35,039,978	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	30,263,502	30,263,502	77,980,751	77,980,751
Tax-Free Investment Class	4,706,279	4,706,279	8,847,306	8,847,306
Account maintenance fees	—	7,472	—	8,650
		$ 122,957,210		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	5,077	$ 5,077	17,890	$ 17,890
DWS Tax-Exempt Money Fund	40,376	40,376	35,351	35,351
DWS Tax-Free Money Fund Class S	13,358	13,358	10,583	10,583
Service Shares	608	608	510	510
Tax-Exempt Cash Managed Shares	25	25	12	12
Tax-Free Investment Class	998	998	909	909
		$ 60,442		$ 65,255
DWS Tax-Exempt Money Fund	|	31

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(32,700,279)	$ (32,700,279)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(38,001,733)	(38,001,733)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(9,277,435)	(9,277,435)	(14,888,349)	(14,888,349)
Service Shares	(34,705,226)	(34,705,226)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(49,151,529)	(49,151,529)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(4,177,175)	(4,177,175)	(6,298,061)	(6,298,061)
		$ (168,013,377)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,749,641)	$ (8,749,641)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(15,485,547)	(15,485,547)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(2,745,469)	(2,745,469)	(8,850,767)	(8,850,767)
Service Shares	335,360	335,360	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(18,888,002)	(18,888,002)	323,734	323,734
Tax-Free Investment Class	530,102	530,102	2,550,154	2,550,154
Account maintenance fees	—	7,472	—	8,650
		$ (44,995,725)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect
32	|	DWS Tax-Exempt Money Fund

the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Tax-Exempt Money Fund	|	33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
34	|	DWS Tax-Exempt Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
DWS Tax-Exempt Money Fund	|	35

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Money Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
36	|	DWS Tax-Exempt Money Fund

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,000.37
Expenses Paid per $1,000*	$ .69
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,024.10
Expenses Paid per $1,000*	$ .70
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Exempt Money Fund
DWS Tax-Exempt Portfolio	.14%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2022, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
DWS Tax-Exempt Money Fund	|	37

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
38	|	DWS Tax-Exempt Money Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Tax-Exempt Money Fund	|	39

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
40	|	DWS Tax-Exempt Money Fund

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
DWS Tax-Exempt Money Fund	|	41

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
42	|	DWS Tax-Exempt Money Fund

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
DWS Tax-Exempt Money Fund	|	43

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
44	|	DWS Tax-Exempt Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
DWS Tax-Exempt Money Fund	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
46	|	DWS Tax-Exempt Money Fund

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Tax-Exempt Money Fund	|	47

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
48	|	DWS Tax-Exempt Money Fund

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTEMF-2
(R-027590-11 6/22)

April 30, 2022
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
Tax-Free Investment Class

Contents
4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
38	Other Information
39	Advisory Agreement Board Considerations and Fee Evaluation
43	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	Tax-Free Investment Class

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
Tax-Free Investment Class	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	Tax-Free Investment Class

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association
Tax-Free Investment Class	|	5

Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
6	|	Tax-Free Investment Class

Fund Performance (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
Tax-Free Investment Class	0.01%*
Equivalent Taxable Yield	0.02%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been –0.32% had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Tax-Free Investment Class	|	7

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	13%	10%
Variable Rate Demand Preferred Shares	10%	11%
Floating-Rate Notes	1%	5%
Bonds and Notes	—	2%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	9 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	16 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.
8	|	Tax-Free Investment Class

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.46% (a), 5/6/2022	125,000	125,000
Arizona 0.2%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 0.32% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	410,000	410,000
California 21.3%
California, East Bay Muncipal Utility District:
Series A-2, TECP, 0.5%, 5/10/2022	4,000,000	4,000,000
Series A-1, TECP, 0.57%, 6/2/2022	4,500,000	4,500,000
California, General Obligation, Series A-1, TECP, 0.5%, 5/11/2022	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.53% (a), 5/6/2022, LIQ: Societe Generale	8,300,000	8,300,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.55% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	8,300,000	8,300,000
California, State Deparment of Water Researve Revenue, TECP, 0.7%, 5/25/2022	2,150,000	2,150,000
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.69% (a), 5/5/2022, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 0.39% (a), 5/6/2022, LOC: Wells Fargo Bank NA	100,000	100,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.45% (a), 5/6/2022, LOC: Bank of America NA	650,000	650,000
		37,665,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.45% (a), 5/6/2022, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,135,000	1,135,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
Delaware 0.7%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,195,000	1,195,000
Florida 2.0%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.44% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.44% (a), 5/6/2022, LOC: TD Bank NA	215,000	215,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.41% (a), 5/6/2022, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.49% (a), 5/6/2022, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.52% (a), 5/6/2022, LOC: Wells Fargo Bank NA	120,000	120,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.44% (a), 5/6/2022, LOC: Freddie Mac	525,000	525,000
		3,470,000
Georgia 4.2%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.5% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 8.8%
Brookfield, IL, Zoo Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, OSF Healthcare System, Series C, 0.33% (a), 5/2/2022, LOC: PNC Bank NA	450,000	450,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 0.44% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	570,000	570,000
The accompanying notes are an integral part of the financial statements.
10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.4% (a), 5/6/2022, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.46% (a), 5/6/2022, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.5% (a), 5/6/2022, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	2,605,000	2,605,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	1,905,000	1,905,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 0.33% (a), 5/2/2022, LOC: Wells Fargo Bank NA	275,000	275,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.47% (a), 5/6/2022, LOC: Freddie Mac	830,000	830,000
		15,585,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.38% (a), 5/6/2022, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	1,090,000	1,090,000
		1,695,000
Iowa 6.4%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	550,000	550,000
Iowa, Single-Family Finance Authority, Series B, 0.44% (a), 5/6/2022	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.49% (a), 5/6/2022	1,400,000	1,400,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	11

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.5% (a), 5/6/2022	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	3,625,000	3,625,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	1,400,000	1,400,000
		11,380,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.57% (a), 5/6/2022, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.1%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.48% (a), 5/6/2022, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,720,000	1,720,000
Massachusetts 2.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 0.42% (a), 5/6/2022, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.44% (a), 5/6/2022, SPA: JPMorgan Chase Bank NA	990,000	990,000
Series A-2, 0.44% (a), 5/6/2022, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
12	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Series A-3, 0.44% (a), 5/6/2022, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.48% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		3,810,000
Michigan 0.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	175,000	175,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.37% (a), 5/6/2022	400,000	400,000
Michigan, State University Revenues, Series 2000-A, 0.47% (a), 5/6/2022, SPA: Northern Trust Company	1,000,000	1,000,000
		1,575,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.47% (a), 5/6/2022, GTY: Chevron Corp.	50,000	50,000
Missouri 3.1%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 0.32% (a), 5/2/2022, LOC: Barclays Bank PLC	950,000	950,000
Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	325,000	325,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.52% (a), 5/6/2022, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.44% (a), 5/6/2022, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.62% (a), 5/6/2022, LOC: Bank of America NA	340,000	340,000
		5,430,000
Nebraska 1.2%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.49% (a), 5/6/2022	2,200,000	2,200,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	13

	Principal Amount ($)	Value ($)
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.45% (a), 5/6/2022, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.43% (a), 5/6/2022, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.44% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.3% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	150,000	150,000
		550,000
New Mexico 0.6%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.44% (a), 5/6/2022, LOC: Freddie Mac	1,050,000	1,050,000
New York 8.7%
New York, General Obligation, Series D, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	300,000	300,000
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	2,940,000	2,940,000
Series G-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	725,000	725,000
Series G-1, 0.41% (a), 5/6/2022, LOC: TD Bank NA	1,650,000	1,650,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.32% (a), 5/2/2022, LOC: TD Bank NA	350,000	350,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.4% (a), 5/6/2022, LOC: Fannie Mae	380,000	380,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.45% (a), 5/6/2022, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1-REMK 01/1, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	1,000,000	1,000,000
Series B-4C, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	600,000	600,000
Series A, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series E-5, 0.32% (a), 5/2/2022, LOC: TD Bank NA	250,000	250,000
Series A-3, 0.33% (a), 5/2/2022, LOC: Mizuho Bank Ltd.	3,100,000	3,100,000
The accompanying notes are an integral part of the financial statements.
14	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.43% (a), 5/6/2022, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.36% (a), 5/2/2022, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.43% (a), 5/6/2022, SPA: U.S. Bank NA	170,000	170,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 0.36% (a), 5/2/2022, LIQ: State Street B&t Co.	750,000	750,000
		15,345,000
Ohio 4.0%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	6,800,000	6,800,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.42% (a), 5/6/2022, LOC: Northern Trust Company	280,000	280,000
		7,080,000
Oklahoma 2.1%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.57% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.7%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 0.32% (a), 5/2/2022, LOC: TD Bank NA	200,000	200,000
Series A, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	2,725,000	2,725,000
		2,925,000
Pennsylvania 3.3%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	175,000	175,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	715,000	715,000
		5,880,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.46% (a), 5/6/2022, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.5%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	700,000	700,000
Texas 9.5%
Austin, TX, Water & Wastewater Systems Revenue, 0.46% (a), 5/6/2022, LOC: Barclays Bank PLC	1,130,000	1,130,000
Garland,TX, General Obligation, TECP, 0.76%, 5/31/2022	1,500,000	1,500,000
Harris County, TX, General Obligation:
Series C, TECP, 0.5%, 5/10/2022	870,000	870,000
Series B, TECP, 0.53%, 5/18/2022	5,636,000	5,636,000
Series C, TECP, 0.55%, 5/10/2022	800,000	800,000
Harris County, TX, Hospital District Revenue, 0.46% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	535,000	535,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	290,000	290,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 0.4% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,455,000	1,455,000
The accompanying notes are an integral part of the financial statements.
16	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.32% (a), 5/2/2022, LOC: TD Bank NA	295,000	295,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.49% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		16,871,000
Vermont 1.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, 0.45% (a), 5/6/2022, LOC: TD Bank NA	1,200,000	1,200,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.36% (a), 5/2/2022, LOC: TD Bank NA	645,000	645,000
		1,845,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.35% (a), 5/2/2022, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.9%
Washington, State Housing Finance Commission, Combridge Apartments, 0.37% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	750,000	750,000
Washington, State Housing Finance Commission, The Evergreen School, 0.48% (a), 5/6/2022, LOC: Wells Fargo Bank NA	850,000	850,000
		1,600,000
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	4,000,000	4,000,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	270,000	270,000
		4,545,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	17

	Principal Amount ($)	Value ($)
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.46% (a), 5/6/2022, LIQ: Freddie Mac	2,460,000	2,460,000
“A” , Series M031, 144A, 0.47% (a), 5/6/2022, LIQ: Freddie Mac	2,780,000	2,780,000
“A” , Series M-055, 144A, MUNIPSA + 0.210%, 0.65% (b), 12/15/2028	2,015,000	2,015,000
		7,255,000
Total Municipal Investments (Cost $176,096,000)		176,096,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,096,000)	99.7	176,096,000
Other Assets and Liabilities, Net	0.3	492,956
Net Assets	100.0	176,588,956
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
18	|	Tax-Free Investment Class

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$176,096,000	$—	$176,096,000
Total	$ —	$176,096,000	$ —	$176,096,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	19

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 176,096,000
Cash	32,055
Receivable for investments sold	305,000
Receivable for Fund shares sold	138,024
Interest receivable	90,883
Other assets	60,194
Total assets	176,722,156
Liabilities
Payable for Fund shares redeemed	29,205
Distributions payable	2,634
Accrued Trustees' fees	2,249
Other accrued expenses and payables	99,112
Total liabilities	133,200
Net assets, at value	$ 176,588,956
Net Assets Consist of
Distributable earnings (loss)	(5,882)
Paid-in capital	176,594,838
Net assets, at value	$ 176,588,956
The accompanying notes are an integral part of the financial statements.
20	|	Tax-Free Investment Class

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($17,730,666 ÷ 17,710,213 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($93,154,510 ÷ 93,047,152 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($37,145,918 ÷ 37,103,126 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($5,319,291 ÷ 5,313,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,178,901 ÷ 13,163,696 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($10,059,670 ÷ 10,048,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	21

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 282,880
Expenses:
Management fee	164,846
Administration fee	192,865
Services to shareholders	116,921
Distribution and service fees	103,616
Custodian fee	4,116
Professional fees	56,411
Reports to shareholders	41,003
Registration fees	126,593
Trustees' fees and expenses	8,536
Other	45,218
Total expenses before expense reductions	860,125
Expense reductions	(645,301)
Total expenses after expense reductions	214,824
Net investment income	68,056
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 68,058
The accompanying notes are an integral part of the financial statements.
22	|	Tax-Free Investment Class

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 68,056	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	68,058	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(8,324)	(19,453)
DWS Tax-Exempt Money Fund	(40,229)	(35,797)
DWS Tax-Free Money Fund Class S	(13,865)	(11,107)
Service Shares	(621)	(520)
Tax-Exempt Cash Managed Shares	(3,981)	(3,121)
Tax-Free Investment Class	(1,003)	(914)
Total distributions	(68,023)	(70,912)
Fund share transactions:
Proceeds from shares sold	122,957,210	253,602,023
Reinvestment of distributions	60,442	65,255
Payments for shares redeemed	(168,013,377)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(44,995,725)	(20,084,899)
Increase (decrease) in net assets	(44,995,690)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$ 176,588,956	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	23

Financial Highlights
DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.009	.010	.004
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.009	.010	.004
Less distributions from:
Net investment income	(.000) *	(.000) *	(.009)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.01	.88	.96	.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	10	7	6	6
Ratio of expenses before expense reductions (%)	.73	.71	.72	.74	.72
Ratio of expenses after expense reductions (%)	.14	.19	.59	.59	.63
Ratio of net investment income (%)	.01	.01	.86	.96	.39
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
24	|	Tax-Free Investment Class

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
Tax-Free Investment Class	|	25

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2022, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 2,389
Capital loss carryforwards	$ (6,000)
At April 30, 2022, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $176,096,000.
26	|	Tax-Free Investment Class

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2022	2021
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$68,023	$70,912
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Tax-Free Investment Class	|	27

Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.72%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 46,949
DWS Tax-Exempt Money Fund	270,932
DWS Tax-Free Money Fund Class S	117,990
Service Shares	64,546
Tax-Exempt Cash Managed Shares	85,243
Tax-Free Investment Class	59,641
$ 645,301
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$192,865	$14,339
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder
28	|	Tax-Free Investment Class

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2022, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Cash Premier Shares	$ 1,377	$ 430
DWS Tax-Exempt Money Fund	34,419	5,651
DWS Tax-Free Money Fund Class S	30,321	4,983
Service Shares	15,542	1,241
Tax-Exempt Cash Managed Shares	1,483	491
Tax-Free Investment Class	7,875	1,412
	$ 91,017	$ 14,208
In addition, for the year ended April 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 1,739
DWS Tax-Free Money Fund Class S	1,954
$ 3,693
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 37,292	$ 3,079.60%		.60%
Tax-Free Investment Class	25,225	2,112.25%		.25%
	$ 62,517	$ 5,191
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
Tax-Free Investment Class	|	29

For the year ended April 30, 2022, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 34,036	$ 1,883.15%		.15%
Tax-Free Investment Class	7,063	591.07%		.07%
	$ 41,099	$ 2,474
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$1,310	$230
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2022, the Fund engaged in securities purchases of $141,990,000 and securities sales of $147,935,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2022.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
30	|	Tax-Free Investment Class

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	23,945,561	$ 23,945,561	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	22,475,810	22,475,810	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	6,518,608	6,518,608	6,026,999	6,026,999
Service Shares	35,039,978	35,039,978	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	30,263,502	30,263,502	77,980,751	77,980,751
Tax-Free Investment Class	4,706,279	4,706,279	8,847,306	8,847,306
Account maintenance fees	—	7,472	—	8,650
		$ 122,957,210		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	5,077	$ 5,077	17,890	$ 17,890
DWS Tax-Exempt Money Fund	40,376	40,376	35,351	35,351
DWS Tax-Free Money Fund Class S	13,358	13,358	10,583	10,583
Service Shares	608	608	510	510
Tax-Exempt Cash Managed Shares	25	25	12	12
Tax-Free Investment Class	998	998	909	909
		$ 60,442		$ 65,255
Tax-Free Investment Class	|	31

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(32,700,279)	$ (32,700,279)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(38,001,733)	(38,001,733)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(9,277,435)	(9,277,435)	(14,888,349)	(14,888,349)
Service Shares	(34,705,226)	(34,705,226)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(49,151,529)	(49,151,529)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(4,177,175)	(4,177,175)	(6,298,061)	(6,298,061)
		$ (168,013,377)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,749,641)	$ (8,749,641)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(15,485,547)	(15,485,547)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(2,745,469)	(2,745,469)	(8,850,767)	(8,850,767)
Service Shares	335,360	335,360	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(18,888,002)	(18,888,002)	323,734	323,734
Tax-Free Investment Class	530,102	530,102	2,550,154	2,550,154
Account maintenance fees	—	7,472	—	8,650
		$ (44,995,725)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect
32	|	Tax-Free Investment Class

the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
Tax-Free Investment Class	|	33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
34	|	Tax-Free Investment Class

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
Tax-Free Investment Class	|	35

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the Tax-Free Investment Class; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
36	|	Tax-Free Investment Class

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,000.05
Expenses Paid per $1,000*	$ 1.04
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,023.75
Expenses Paid per $1,000*	$ 1.05
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Tax-Free Investment Class
DWS Tax-Exempt Portfolio	.21%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2022, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
Tax-Free Investment Class	|	37

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
38	|	Tax-Free Investment Class

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
Tax-Free Investment Class	|	39

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
40	|	Tax-Free Investment Class

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
Tax-Free Investment Class	|	41

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
42	|	Tax-Free Investment Class

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
Tax-Free Investment Class	|	43

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
44	|	Tax-Free Investment Class

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
Tax-Free Investment Class	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
46	|	Tax-Free Investment Class

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
Tax-Free Investment Class	|	47

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
48	|	Tax-Free Investment Class

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATTEP-2
(R-027592-11 6/22)

April 30, 2022
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Free Money Fund Class S

Contents
4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
38	Other Information
39	Advisory Agreement Board Considerations and Fee Evaluation
43	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Tax-Free Money Fund Class S

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS Tax-Free Money Fund Class S	|	3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
During the 12-month period that ended on April 30, 2022, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) policy, the emergence of COVID-19 variants, and the invasion of Ukraine by Russia.
Entering the period, financial markets were in a “risk on”  posture in light of an extraordinarily supportive policy backdrop in the wake of the pandemic which included massive governmental fiscal stimulus and the Fed’s strong monetary support. The Fed was engaged in ongoing bond market purchases designed to keep longer-term borrowing costs low while maintaining fed funds (the benchmark overnight lending rate) at zero. The U.S. Treasury’s decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. Against this backdrop, money market yields approached their lowest levels since the 2008 financial crisis.
June of 2021 saw growing concern over COVID variants along with an unexpectedly “hawkish”  Fed Open Market Committee (FOMC) meeting. The updated Fed “dot plot”  displaying the preferred trajectory for fed funds of FOMC members signalled two hikes in the benchmark overnight lending rate in 2023, a moving forward of the previously communicated timetable. Short-term Treasury yields rose in response while longer-term yields declined.
As 2021 drew to a close, markets remained focused on the shifting outlook for monetary policy. Inflation, once characterized by the Fed as transitory, remained high in part due to supply chain issues and rising commodity prices. With unemployment levels nearing their pre-COVID lows, the Fed indicated it was prepared to begin tapering the bond purchases that it has used to keep longer-term interest rates low. November saw the Fed officially launch tapering, even as the rapid emergence of the Omicron variant of COVID-19 introduced added
4	|	DWS Tax-Free Money Fund Class S

uncertainty. The pace of the Fed’s tapering of asset purchases was stepped up in December as inflation data for November came in above expectations. Short-term Treasury yields drifted higher over the fourth quarter of 2021 as markets began to anticipate additional hikes in the fed funds rate in 2022, as opposed to the previously signaled 2023 rate lift-off.
“We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022.”
An already challenging inflation outlook was exacerbated by Russia’s late-February invasion of Ukraine, which led to a spike in prices for oil and other commodities. As expected, the Fed implemented a quarter-point increase in fed funds at its mid-March meeting, the first such upward move since December of 2018. As the period drew to a close, the markets were pricing in at least seven Fed rate hikes for 2022. Given the shift in the likely trajectory of fed funds, short-term U.S. Treasury yields moved sharply higher as the period drew to a close.
As of April 30, 2022, yields of one-month, six-month and one-year Treasury bills were 0.37%, 1.41% and 2.10%, respectively, versus 0.01%, 0.03% and 0.05%, respectively, as of April 30, 2021 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association
DWS Tax-Free Money Fund Class S	|	5

Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
We anticipate continued increases in money market rates as the Fed hikes rates through the rest of 2022. Additionally, a rebound in the supply of short-term agency and Treasury securities should also contribute to higher money market rates. We therefore continue to look to shorten duration while taking advantage of expected higher yields on the front end of the yield curve.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
6	|	DWS Tax-Free Money Fund Class S

Fund Performance (as of April 30, 2022)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Free Money Fund Class S	0.25*
Equivalent Taxable Yield	0.38%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 0.03% had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
DWS Tax-Free Money Fund Class S	|	7

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/22	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	13%	10%
Variable Rate Demand Preferred Shares	10%	11%
Floating-Rate Notes	1%	5%
Bonds and Notes	—	2%
	100%	100%
Weighted Average Maturity	4/30/22	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	9 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	16 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.
8	|	DWS Tax-Free Money Fund Class S

Investment Portfolio	as of April 30, 2022
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.46% (a), 5/6/2022	125,000	125,000
Arizona 0.2%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 0.32% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	410,000	410,000
California 21.3%
California, East Bay Muncipal Utility District:
Series A-2, TECP, 0.5%, 5/10/2022	4,000,000	4,000,000
Series A-1, TECP, 0.57%, 6/2/2022	4,500,000	4,500,000
California, General Obligation, Series A-1, TECP, 0.5%, 5/11/2022	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.53% (a), 5/6/2022, LIQ: Societe Generale	8,300,000	8,300,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.55% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	8,300,000	8,300,000
California, State Deparment of Water Researve Revenue, TECP, 0.7%, 5/25/2022	2,150,000	2,150,000
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.69% (a), 5/5/2022, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 0.39% (a), 5/6/2022, LOC: Wells Fargo Bank NA	100,000	100,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.45% (a), 5/6/2022, LOC: Bank of America NA	650,000	650,000
		37,665,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.45% (a), 5/6/2022, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,135,000	1,135,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)
Delaware 0.7%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,195,000	1,195,000
Florida 2.0%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.44% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	810,000	810,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.44% (a), 5/6/2022, LOC: TD Bank NA	215,000	215,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 0.41% (a), 5/6/2022, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.49% (a), 5/6/2022, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.52% (a), 5/6/2022, LOC: Wells Fargo Bank NA	120,000	120,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.44% (a), 5/6/2022, LOC: Freddie Mac	525,000	525,000
		3,470,000
Georgia 4.2%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.5% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 8.8%
Brookfield, IL, Zoo Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, OSF Healthcare System, Series C, 0.33% (a), 5/2/2022, LOC: PNC Bank NA	450,000	450,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 0.44% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	570,000	570,000
The accompanying notes are an integral part of the financial statements.
10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.4% (a), 5/6/2022, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.46% (a), 5/6/2022, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.5% (a), 5/6/2022, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	2,605,000	2,605,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	1,905,000	1,905,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 0.33% (a), 5/2/2022, LOC: Wells Fargo Bank NA	275,000	275,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.47% (a), 5/6/2022, LOC: Freddie Mac	830,000	830,000
		15,585,000
Indiana 1.0%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.38% (a), 5/6/2022, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	1,090,000	1,090,000
		1,695,000
Iowa 6.4%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	550,000	550,000
Iowa, Single-Family Finance Authority, Series B, 0.44% (a), 5/6/2022	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.49% (a), 5/6/2022	1,400,000	1,400,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	11

	Principal Amount ($)	Value ($)
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.5% (a), 5/6/2022	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	3,625,000	3,625,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.33% (a), 5/2/2022, LOC: Bank of America NA	1,400,000	1,400,000
		11,380,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.33% (a), 5/2/2022, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.57% (a), 5/6/2022, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.1%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.48% (a), 5/6/2022, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.45% (a), 5/6/2022, LOC: PNC Bank NA	1,720,000	1,720,000
Massachusetts 2.2%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 0.42% (a), 5/6/2022, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.44% (a), 5/6/2022, SPA: JPMorgan Chase Bank NA	990,000	990,000
Series A-2, 0.44% (a), 5/6/2022, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
12	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Series A-3, 0.44% (a), 5/6/2022, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.48% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		3,810,000
Michigan 0.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	175,000	175,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.37% (a), 5/6/2022	400,000	400,000
Michigan, State University Revenues, Series 2000-A, 0.47% (a), 5/6/2022, SPA: Northern Trust Company	1,000,000	1,000,000
		1,575,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.47% (a), 5/6/2022, GTY: Chevron Corp.	50,000	50,000
Missouri 3.1%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.47% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 0.32% (a), 5/2/2022, LOC: Barclays Bank PLC	950,000	950,000
Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	325,000	325,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.52% (a), 5/6/2022, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.44% (a), 5/6/2022, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.62% (a), 5/6/2022, LOC: Bank of America NA	340,000	340,000
		5,430,000
Nebraska 1.2%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.49% (a), 5/6/2022	2,200,000	2,200,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	13

	Principal Amount ($)	Value ($)
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.45% (a), 5/6/2022, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.43% (a), 5/6/2022, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.44% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.3% (a), 5/2/2022, LOC: JPMorgan Chase Bank NA	150,000	150,000
		550,000
New Mexico 0.6%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.44% (a), 5/6/2022, LOC: Freddie Mac	1,050,000	1,050,000
New York 8.7%
New York, General Obligation, Series D, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	300,000	300,000
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	2,940,000	2,940,000
Series G-1, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	725,000	725,000
Series G-1, 0.41% (a), 5/6/2022, LOC: TD Bank NA	1,650,000	1,650,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.32% (a), 5/2/2022, LOC: TD Bank NA	350,000	350,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.4% (a), 5/6/2022, LOC: Fannie Mae	380,000	380,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.45% (a), 5/6/2022, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1-REMK 01/1, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	1,000,000	1,000,000
Series B-4C, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	600,000	600,000
Series A, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series E-5, 0.32% (a), 5/2/2022, LOC: TD Bank NA	250,000	250,000
Series A-3, 0.33% (a), 5/2/2022, LOC: Mizuho Bank Ltd.	3,100,000	3,100,000
The accompanying notes are an integral part of the financial statements.
14	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.43% (a), 5/6/2022, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.36% (a), 5/2/2022, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.43% (a), 5/6/2022, SPA: U.S. Bank NA	170,000	170,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 0.36% (a), 5/2/2022, LIQ: State Street B&t Co.	750,000	750,000
		15,345,000
Ohio 4.0%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.48% (a), 5/6/2022, LOC: Northern Trust Company	6,800,000	6,800,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.42% (a), 5/6/2022, LOC: Northern Trust Company	280,000	280,000
		7,080,000
Oklahoma 2.1%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.57% (a), 5/6/2022, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.7%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 0.32% (a), 5/2/2022, LOC: TD Bank NA	200,000	200,000
Series A, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	2,725,000	2,725,000
		2,925,000
Pennsylvania 3.3%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.48% (a), 5/6/2022, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.44% (a), 5/6/2022, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.49% (a), 5/6/2022, LOC: PNC Bank NA	175,000	175,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.47% (a), 5/6/2022, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.42% (a), 5/6/2022, LOC: Barclays Bank PLC	715,000	715,000
		5,880,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.46% (a), 5/6/2022, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.36% (a), 5/2/2022, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.5%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.46% (a), 5/6/2022, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	700,000	700,000
Texas 9.5%
Austin, TX, Water & Wastewater Systems Revenue, 0.46% (a), 5/6/2022, LOC: Barclays Bank PLC	1,130,000	1,130,000
Garland,TX, General Obligation, TECP, 0.76%, 5/31/2022	1,500,000	1,500,000
Harris County, TX, General Obligation:
Series C, TECP, 0.5%, 5/10/2022	870,000	870,000
Series B, TECP, 0.53%, 5/18/2022	5,636,000	5,636,000
Series C, TECP, 0.55%, 5/10/2022	800,000	800,000
Harris County, TX, Hospital District Revenue, 0.46% (a), 5/6/2022, LOC: JPMorgan Chase Bank NA	535,000	535,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, AMT, 0.62% (a), 5/6/2022, LOC: Wells Fargo Bank NA	290,000	290,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 0.4% (a), 5/6/2022, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 0.46% (a), 5/6/2022, LOC: Bank of NY Mellon	1,455,000	1,455,000
The accompanying notes are an integral part of the financial statements.
16	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.32% (a), 5/2/2022, LOC: TD Bank NA	295,000	295,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.49% (a), 5/6/2022, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		16,871,000
Vermont 1.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, 0.45% (a), 5/6/2022, LOC: TD Bank NA	1,200,000	1,200,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.36% (a), 5/2/2022, LOC: TD Bank NA	645,000	645,000
		1,845,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.46% (a), 5/6/2022, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.35% (a), 5/2/2022, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.9%
Washington, State Housing Finance Commission, Combridge Apartments, 0.37% (a), 5/6/2022, LIQ: Fannie Mae, LOC: Fannie Mae	750,000	750,000
Washington, State Housing Finance Commission, The Evergreen School, 0.48% (a), 5/6/2022, LOC: Wells Fargo Bank NA	850,000	850,000
		1,600,000
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.35% (a), 5/2/2022, LOC: Barclays Bank PLC	4,000,000	4,000,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.45% (a), 5/6/2022, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.45% (a), 5/6/2022, LOC: BMO Harris Bank NA	270,000	270,000
		4,545,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	17

	Principal Amount ($)	Value ($)
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.46% (a), 5/6/2022, LIQ: Freddie Mac	2,460,000	2,460,000
“A” , Series M031, 144A, 0.47% (a), 5/6/2022, LIQ: Freddie Mac	2,780,000	2,780,000
“A” , Series M-055, 144A, MUNIPSA + 0.210%, 0.65% (b), 12/15/2028	2,015,000	2,015,000
		7,255,000
Total Municipal Investments (Cost $176,096,000)		176,096,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $176,096,000)	99.7	176,096,000
Other Assets and Liabilities, Net	0.3	492,956
Net Assets	100.0	176,588,956
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
18	|	DWS Tax-Free Money Fund Class S

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$176,096,000	$—	$176,096,000
Total	$ —	$176,096,000	$ —	$176,096,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	19

Statement of Assets and Liabilities
as of April 30, 2022

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 176,096,000
Cash	32,055
Receivable for investments sold	305,000
Receivable for Fund shares sold	138,024
Interest receivable	90,883
Other assets	60,194
Total assets	176,722,156
Liabilities
Payable for Fund shares redeemed	29,205
Distributions payable	2,634
Accrued Trustees' fees	2,249
Other accrued expenses and payables	99,112
Total liabilities	133,200
Net assets, at value	$ 176,588,956
Net Assets Consist of
Distributable earnings (loss)	(5,882)
Paid-in capital	176,594,838
Net assets, at value	$ 176,588,956
The accompanying notes are an integral part of the financial statements.
20	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities as of April 30, 2022 (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($17,730,666 ÷ 17,710,213 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($93,154,510 ÷ 93,047,152 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($37,145,918 ÷ 37,103,126 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($5,319,291 ÷ 5,313,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,178,901 ÷ 13,163,696 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($10,059,670 ÷ 10,048,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	21

Statement of Operations
for the year ended April 30, 2022

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 282,880
Expenses:
Management fee	164,846
Administration fee	192,865
Services to shareholders	116,921
Distribution and service fees	103,616
Custodian fee	4,116
Professional fees	56,411
Reports to shareholders	41,003
Registration fees	126,593
Trustees' fees and expenses	8,536
Other	45,218
Total expenses before expense reductions	860,125
Expense reductions	(645,301)
Total expenses after expense reductions	214,824
Net investment income	68,056
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 68,058
The accompanying notes are an integral part of the financial statements.
22	|	DWS Tax-Free Money Fund Class S

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 68,056	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	68,058	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(8,324)	(19,453)
DWS Tax-Exempt Money Fund	(40,229)	(35,797)
DWS Tax-Free Money Fund Class S	(13,865)	(11,107)
Service Shares	(621)	(520)
Tax-Exempt Cash Managed Shares	(3,981)	(3,121)
Tax-Free Investment Class	(1,003)	(914)
Total distributions	(68,023)	(70,912)
Fund share transactions:
Proceeds from shares sold	122,957,210	253,602,023
Reinvestment of distributions	60,442	65,255
Payments for shares redeemed	(168,013,377)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(44,995,725)	(20,084,899)
Increase (decrease) in net assets	(44,995,690)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$ 176,588,956	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	23

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Years Ended April 30,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.012	.013	.008
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.012	.013	.008
Less distributions from:
Net investment income	(.000) *	(.000) *	(.012)	(.013)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.04	.02	1.22	1.30	.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	40	49	52	51
Ratio of expenses before expense reductions (%)	.42	.39	.38	.40	.36
Ratio of expenses after expense reductions (%)	.11	.18	.25	.26	.27
Ratio of net investment income (%)	.04	.02	1.22	1.29	.78
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
24	|	DWS Tax-Free Money Fund Class S

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
DWS Tax-Free Money Fund Class S	|	25

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2022, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 2,389
Capital loss carryforwards	$ (6,000)
At April 30, 2022, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $176,096,000.
26	|	DWS Tax-Free Money Fund Class S

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2022	2021
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$68,023	$70,912
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
DWS Tax-Free Money Fund Class S	|	27

Accordingly, for the year ended April 30, 2022, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.48%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 46,949
DWS Tax-Exempt Money Fund	270,932
DWS Tax-Free Money Fund Class S	117,990
Service Shares	64,546
Tax-Exempt Cash Managed Shares	85,243
Tax-Free Investment Class	59,641
$ 645,301
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2022, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$192,865	$14,339
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder
28	|	DWS Tax-Free Money Fund Class S

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2022, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Cash Premier Shares	$ 1,377	$ 430
DWS Tax-Exempt Money Fund	34,419	5,651
DWS Tax-Free Money Fund Class S	30,321	4,983
Service Shares	15,542	1,241
Tax-Exempt Cash Managed Shares	1,483	491
Tax-Free Investment Class	7,875	1,412
	$ 91,017	$ 14,208
In addition, for the year ended April 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 1,739
DWS Tax-Free Money Fund Class S	1,954
$ 3,693
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2022, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Service Shares	$ 37,292	$ 3,079.60%		.60%
Tax-Free Investment Class	25,225	2,112.25%		.25%
	$ 62,517	$ 5,191
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
DWS Tax-Free Money Fund Class S	|	29

For the year ended April 30, 2022, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2022	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 34,036	$ 1,883.15%		.15%
Tax-Free Investment Class	7,063	591.07%		.07%
	$ 41,099	$ 2,474
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2022
DWS Tax-Exempt Portfolio	$1,310	$230
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2022, the Fund engaged in securities purchases of $141,990,000 and securities sales of $147,935,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2022.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
30	|	DWS Tax-Free Money Fund Class S

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	23,945,561	$ 23,945,561	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	22,475,810	22,475,810	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	6,518,608	6,518,608	6,026,999	6,026,999
Service Shares	35,039,978	35,039,978	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	30,263,502	30,263,502	77,980,751	77,980,751
Tax-Free Investment Class	4,706,279	4,706,279	8,847,306	8,847,306
Account maintenance fees	—	7,472	—	8,650
		$ 122,957,210		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	5,077	$ 5,077	17,890	$ 17,890
DWS Tax-Exempt Money Fund	40,376	40,376	35,351	35,351
DWS Tax-Free Money Fund Class S	13,358	13,358	10,583	10,583
Service Shares	608	608	510	510
Tax-Exempt Cash Managed Shares	25	25	12	12
Tax-Free Investment Class	998	998	909	909
		$ 60,442		$ 65,255
DWS Tax-Free Money Fund Class S	|	31

	Year Ended April 30, 2022		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(32,700,279)	$ (32,700,279)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(38,001,733)	(38,001,733)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(9,277,435)	(9,277,435)	(14,888,349)	(14,888,349)
Service Shares	(34,705,226)	(34,705,226)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(49,151,529)	(49,151,529)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(4,177,175)	(4,177,175)	(6,298,061)	(6,298,061)
		$ (168,013,377)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,749,641)	$ (8,749,641)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(15,485,547)	(15,485,547)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(2,745,469)	(2,745,469)	(8,850,767)	(8,850,767)
Service Shares	335,360	335,360	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(18,888,002)	(18,888,002)	323,734	323,734
Tax-Free Investment Class	530,102	530,102	2,550,154	2,550,154
Account maintenance fees	—	7,472	—	8,650
		$ (44,995,725)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect
32	|	DWS Tax-Free Money Fund Class S

the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Tax-Free Money Fund Class S	|	33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
34	|	DWS Tax-Free Money Fund Class S

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 23, 2022
DWS Tax-Free Money Fund Class S	|	35

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Free Money Fund Class S; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2021 to April 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
36	|	DWS Tax-Free Money Fund Class S

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2022 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,000.33
Expenses Paid per $1,000*	$ .74
Hypothetical 5% Fund Return
Beginning Account Value 11/1/21	$1,000.00
Ending Account Value 4/30/22	$1,024.05
Expenses Paid per $1,000*	$ .75
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio	.15%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2022, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
DWS Tax-Free Money Fund Class S	|	37

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
38	|	DWS Tax-Free Money Fund Class S

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Tax-Free Money Fund Class S	|	39

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
40	|	DWS Tax-Free Money Fund Class S

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
DWS Tax-Free Money Fund Class S	|	41

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
42	|	DWS Tax-Free Money Fund Class S

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	—
DWS Tax-Free Money Fund Class S	|	43

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); Not-for-Profit Directorships: Palm Beach Civic Assn.; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; Former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International; Former Not-for-Profit Directorships: Public Radio International	70	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	70	—
44	|	DWS Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); formerly: Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Former Directorships: Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), Director, The Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays Bank DE (2010–2018)	70	—
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21 [4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
DWS Tax-Free Money Fund Class S	|	45

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director (1994–2020) and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012-2022)	70	—
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021[3]	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	21 [4]	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	70	—
46	|	DWS Tax-Free Money Fund Class S

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[9] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Tax-Free Money Fund Class S	|	47

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)
Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
[4]	Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
[5]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
48	|	DWS Tax-Free Money Fund Class S

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTFMF-2
(R-027591-11 6/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Cash Account trust: DWS Government & Agency Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2022	$28,433	$0	$7,879	$0
2021	$28,433	$0	$7,879	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2022	$0	$429,517	$0
2021	$0	$57,532	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2022	$7,879	$429,517	$0	$437,396
2021	$7,879	$57,532	$0	$65,411

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2021 and 2022 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

Cash Account trust: DWS Tax Exempt Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2022	$30,433	$0	$7,879	$0
2021	$30,433	$0	$7,879	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2022	$0	$429,517	$0
2021	$0	$57,532	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2022	$7,879	$429,517	$0	$437,396
2021	$7,879	$57,532	$0	$65,411

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2021 and 2022 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2022